UBS Dynamic Alpha Fund

Industry Diversification – September 30, 2020 (unaudited)1

Corporate bonds	Percentage of net assets
Advertising	0.1%
Aerospace & defense	0.1
Agriculture	0.7
Airlines	0.2
Apparel	0.0 †
Auto manufacturers	1.7
Banks	10.1
Beverages	0.1
Biotechnology	0.2
Chemicals	1.9
Commercial services	0.1
Computers	0.2
Diversified financial services	0.1
Electric	2.8
Engineering & construction	0.5
Food	0.2
Gas	1.5
Insurance	2.7
Machinery-diversified	0.2
Media	0.9
Mining	0.1
Miscellaneous manufacturers	0.4
Oil & gas	1.3
Pharmaceuticals	1.7
Pipelines	0.7
Real estate	0.3
Real estate investment trusts	0.9
Retail	0.0 †
Semiconductors	0.2
Software	0.1
Telecommunications	0.3
Transportation	0.1
Water	1.1
Total corporate bonds	31.5%
Mortgage-backed securities	0.0 †
Non-U.S. government agency obligations	15.2
U.S. Treasury obligations	13.3
Exchange traded funds	4.2
Short-term investments	0.5
Short-term U.S. Treasury obligations	24.5
Investment of cash collateral from securities loaned	3.4
Total investments	92.6%
Other assets in excess of liabilities	7.4
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	Figures represent the breakdown of direct investments of UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.
2	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—31.5%
Australia—1.3%
APT Pipelines Ltd.
4.200%, due 03/23/25[2]		15,000	16,552
Aurizon Network Pty Ltd., MTN
4.000%, due 06/21/24[2]	AUD	30,000	23,200
Ausgrid Finance Pty Ltd., MTN
3.750%, due 10/30/24[2]	AUD	30,000	23,568
Commonwealth Bank of Australia
(fixed, converts to FRN on 10/03/24),
1.936%, due 10/03/29[2]	EUR	100,000	120,809
Glencore Funding LLC
4.875%, due 03/12/29[3]		40,000	46,762
Origin Energy Finance Ltd.
5.450%, due 10/14/21[2]		45,000	46,969
Scentre Group Trust 1/Scentre Group Trust[2]
2.375%, due 04/28/21[2]		45,000	45,290
Westpac Banking Corp.
2.000%, due 01/13/23		30,000	31,097
(fixed, converts to FRN on 09/01/27),
5.000%, due 09/21/27[4]		80,000	81,436
			435,683

Belgium—0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25		25,000	28,225
RESA SA
1.000%, due 07/22/26[2]	EUR	100,000	120,384
			148,609

Bermuda—0.1%
XLIT Ltd.
5.250%, due 12/15/43		30,000	41,514

Canada—0.6%
Canadian Natural Resources Ltd.
2.950%, due 01/15/23		35,000	36,404
3.850%, due 06/01/27		35,000	37,704
Cenovus Energy, Inc.
4.250%, due 04/15/27		35,000	31,828
Royal Bank of Canada
1.650%, due 07/15/21	CAD	85,000	64,491
Suncor Energy, Inc.
3.100%, due 05/15/25		15,000	16,111

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Canada—(concluded)
TELUS Corp.
3.750%, due 01/17/25	CAD	15,000	12,377
			198,915
China—0.8%
CNAC HK Finbridge Co. Ltd.
4.625%, due 03/14/23[2]		200,000	211,815
CNOOC Petroleum North America ULC
6.400%, due 05/15/37		35,000	51,100
			262,915
Czech Republic—0.3%
NET4GAS sro
2.500%, due 07/28/21[2]	EUR	100,000	119,111

France—3.6%
AXA SA
(fixed, converts to FRN on 05/08/29),
3.250%, due 05/28/49[2]	EUR	100,000	131,209
BNP Paribas SA
1.000%, due 04/17/24[2]	EUR	100,000	120,623
BPCE SA
1.375%, due 03/23/26[2]	EUR	100,000	123,171
Credit Agricole SA
1.375%, due 03/13/25[2]	EUR	100,000	122,851
Credit Logement SA
3 mo. Euribor + 1.150%,
0.666%, due 12/16/20[2,4,5]	EUR	100,000	98,959
Electricite de France SA
(fixed, converts to FRN on 01/22/24),
5.625%, due 01/22/24[2,4]		100,000	104,750
SCOR SE
(fixed, converts to FRN on 03/13/29),
5.250%, due 03/13/29[2,4]		200,000	201,900
TDF Infrastructure SASU
2.875%, due 10/19/22[2]	EUR	100,000	120,924
Terega SA
2.200%, due 08/05/25[2]	EUR	100,000	127,070

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
France—(concluded)
Unibail-Rodamco-Westfield SE
(fixed, converts to FRN on 01/25/26),
2.875%, due 01/25/26[2,4]	EUR	100,000	102,354
			1,253,811
Germany—0.8%
Volkswagen International Finance N.V.
4.125%, due 11/16/38[2]	EUR	100,000	157,659
Series NC6,
(fixed, converts to FRN on 06/27/24),
3.375%, due 06/27/24[2,4]	EUR	100,000	118,038
			275,697
Guernsey—0.3%
Globalworth Real Estate Investments Ltd.
3.000%, due 03/29/252	EUR	100,000	117,603

Israel—0.5%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21		20,000	19,888
Teva Pharmaceutical Finance Netherlands II BV
1.125%, due 10/15/24[2]	EUR	100,000	101,234
Teva Pharmaceutical Finance Netherlands III BV
2.800%, due 07/21/23		40,000	37,812
			158,934
Japan—0.1%
Mitsubishi UFJ Financial Group, Inc.
2.665%, due 07/25/22		25,000	25,917

Luxembourg—0.3%
ADO Properties SA
1.500%, due 07/26/24[2]	EUR	100,000	112,172

Mexico—1.4%
Mexico City Airport Trust
5.500%, due 07/31/47[2]		200,000	162,554
Orbia Advance Corp. SAB de CV
5.500%, due 01/15/48[3,6]		200,000	224,250

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Mexico—(concluded)
Petroleos Mexicanos
3.750%, due 02/21/24[2]	EUR	100,000	110,682
			497,486
Netherlands—0.8%
ING Groep N.V.
1.125%, due 02/14/25[2]	EUR	100,000	121,997
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.700%, due 05/01/25[3]		5,000	5,292
3.150%, due 05/01/27[3]		15,000	16,244
Volkswagen International Finance N.V.
1.125%, due 10/02/23[2]	EUR	100,000	119,828
			263,361
Poland—0.3%
Tauron Polska Energia SA
2.375%, due 07/05/27[2]	EUR	100,000	118,784

Portugal—0.3%
Galp Gas Natural Distribuicao SA
1.375%, due 09/19/23[2]	EUR	100,000	120,228

Singapore—0.6%
DBS Group Holdings Ltd., GMTN
(fixed, converts to FRN on 09/07/21),
3.600%, due 09/07/21[2,4]		200,000	201,000

Spain—1.9%
Banco Santander SA
3.250%, due 04/04/26[2]	EUR	100,000	129,305
4.000%, due 01/19/23[2]	AUD	200,000	149,878
Canal de Isabel II Gestion SA
1.680%, due 02/26/25[2]	EUR	100,000	124,372
Iberdrola International BV
(fixed, converts to FRN on 03/26/24),
2.625%, due 03/26/24[2,4]	EUR	100,000	121,490

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Spain—(concluded)
Redexis Gas Finance BV
1.875%, due 04/27/27[2]	EUR	100,000	123,682
			648,727
Switzerland—0.4%
Argentum Netherlands BV for Swiss Life AG
(fixed, converts to FRN on 06/16/25),
4.375%, due 06/16/25[2,4]	EUR	100,000	130,198

United Kingdom—4.4%
Anglian Water Services Financing PLC
4.500%, due 02/22/26[2]	GBP	100,000	142,320
Barclays Bank PLC
9.500%, due 08/07/21[2]	GBP	40,000	55,123
Barclays PLC
(fixed, converts to FRN on 10/06/22),
2.375%, due 10/06/23[2]	GBP	100,000	131,728
(fixed, converts to FRN on 11/11/20),
2.625%, due 11/11/25[2]	EUR	100,000	117,327
BAT Capital Corp.
3.557%, due 08/15/27		35,000	37,816
BAT International Finance PLC
0.875%, due 10/13/23[2]	EUR	100,000	119,363
Lloyds Banking Group PLC
2.250%, due 10/16/24[2]	GBP	100,000	133,420
Natwest Group PLC
(fixed, converts to FRN on 06/25/23),
4.519%, due 06/25/24		200,000	215,550
6.100%, due 06/10/23		40,000	44,252
Phoenix Group Holdings PLC
4.125%, due 07/20/22[2]	GBP	150,000	200,753
Reynolds American, Inc.
4.450%, due 06/12/25		25,000	28,128
Virgin Money UK PLC, GMTN
(fixed, converts to FRN on 04/24/25),
3.375%, due 04/24/26[2]	GBP	100,000	129,293
WPP Finance 2010
3.750%, due 09/19/24		25,000	27,439

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Yorkshire Water Finance PLC
(fixed, converts to FRN on 03/22/23),
3.750%, due 03/22/46[2]	GBP	100,000	132,726
			1,515,238
United States—12.3%
3M Co.
2.650%, due 04/15/25		20,000	21,727
AbbVie, Inc.
2.125%, due 06/01/29[3]	EUR	100,000	131,331
3.450%, due 03/15/22[3]		25,000	25,900
4.250%, due 11/14/28		35,000	41,589
4.750%, due 03/15/45[3]		15,000	18,089
Air Products and Chemicals, Inc.
2.050%, due 05/15/30		20,000	21,072
Albemarle Corp.
5.450%, due 12/01/44		50,000	54,799
Altria Group, Inc.
4.400%, due 02/14/26		25,000	28,782
American Airlines Pass-Through Trust
Series 2014-1, Class B, 4.375%, due 10/01/22		45,861	32,479
Apache Corp.
4.250%, due 01/15/44[6]		60,000	51,000
Archer-Daniels-Midland Co.
2.750%, due 03/27/25		15,000	16,296
AT&T, Inc.
4.350%, due 03/01/29[6]		70,000	82,163
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23		90,000	94,493
Bank of America Corp. MTN
3.875%, due 08/01/25		100,000	113,525
Biogen, Inc.
2.250%, due 05/01/30		55,000	56,097
Bristol-Myers Squibb Co.
3.875%, due 08/15/25		70,000	79,907
Broadcom, Inc.
3.150%, due 11/15/25		35,000	37,750
Charter Communications Operating LLC/Charter Communications Operating Capital
4.500%, due 02/01/24		50,000	55,433
Chevron Corp.
1.141%, due 05/11/23[6]		10,000	10,193

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[3]		120,000	127,320
5.125%, due 04/01/25[3]		25,000	29,398
Cigna Corp.
3.400%, due 09/17/21		25,000	25,728
4.375%, due 10/15/28		45,000	53,444
Citigroup, Inc.
3.875%, due 10/25/23		130,000	142,349
4.600%, due 03/09/26		30,000	34,342
Comcast Corp.
3.950%, due 10/15/25		45,000	51,605
Conagra Brands, Inc.
3.800%, due 10/22/21		15,000	15,510
Costco Wholesale Corp.
1.600%, due 04/20/30		10,000	10,187
CVS Health Corp.
2.625%, due 08/15/24		45,000	47,957
3.350%, due 03/09/21		17,000	17,222
Dell International LLC/EMC Corp.
5.300%, due 10/01/29[3]		60,000	68,730
Diamondback Energy, Inc.
3.250%, due 12/01/26		50,000	50,062
Enable Midstream Partners LP
3.900%, due 05/15/24[7]		25,000	24,612
Energy Transfer Operating LP
4.500%, due 04/15/24		35,000	37,068
EnLink Midstream Partners LP
4.400%, due 04/01/24		40,000	36,029
ERAC USA Finance LLC
5.625%, due 03/15/42[3]		35,000	45,734
Exelon Corp.
3.400%, due 04/15/26		15,000	16,791
Ford Motor Credit Co. LLC
3.021%, due 03/06/24	EUR	100,000	114,754
General Electric Co.
3.450%, due 05/01/27		10,000	10,570
3.625%, due 05/01/30		10,000	10,370
General Electric Co., GMTN
3.150%, due 09/07/22		30,000	31,330
General Motors Financial Co., Inc.
4.350%, due 04/09/25		90,000	97,616

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
United States—(continued)
Georgia Power Co.,
Series A,
2.100%, due 07/30/23		25,000	26,096
Goldman Sachs Group, Inc./The
1.625%, due 07/27/26[2]	EUR	50,000	62,433
3.375%, due 03/27/25[2]	EUR	35,000	46,382
3.500%, due 04/01/25[6]		120,000	132,402
Healthpeak Properties, Inc.
3.875%, due 08/15/24		35,000	38,795
Illinois Tool Works, Inc.
2.650%, due 11/15/26		45,000	49,891
JPMorgan Chase & Co.
3.200%, due 01/25/23		260,000	276,225
3.625%, due 12/01/27[6]		60,000	67,129
Kinder Morgan, Inc.
3.150%, due 01/15/23		35,000	36,738
5.625%, due 11/15/23[3]		35,000	39,433
Kraft Heinz Foods Co.
5.000%, due 06/04/42		45,000	49,219
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[3]		25,000	30,216
Lincoln National Corp.
3.800%, due 03/01/28		70,000	80,545
Marathon Oil Corp.
3.850%, due 06/01/25		35,000	35,923
Morgan Stanley, GMTN
2.500%, due 04/21/21		115,000	116,392
4.000%, due 07/23/25		85,000	95,910
4.350%, due 09/08/26		50,000	57,793
MPLX LP
4.250%, due 12/01/27		30,000	33,709
National Rural Utilities Cooperative Finance Corp.
3.700%, due 03/15/29		15,000	17,600
NIKE, Inc.
2.400%, due 03/27/25		10,000	10,751
Noble Energy, Inc.
3.850%, due 01/15/28		20,000	22,700
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28		25,000	29,404
Oracle Corp.
2.500%, due 04/01/25		20,000	21,431

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
United States—(continued)
Otis Worldwide Corp.
2.565%, due 02/15/30	50,000	53,700
PacifiCorp.
2.700%, due 09/15/30	5,000	5,512
PPL Capital Funding, Inc.
4.700%, due 06/01/43	60,000	73,359
Raytheon Technologies Corp.
3.950%, due 08/16/25	25,000	28,420
Southern California Edison Co.,
Series E,
3.700%, due 08/01/25	20,000	22,242
Southern Co./The
3.250%, due 07/01/26	35,000	39,039
Southwestern Electric Power Co.
6.200%, due 03/15/40	50,000	68,653
Swiss Re Treasury U.S. Corp.
4.250%, due 12/06/42[3]	30,000	37,049
TWDC Enterprises 18 Corp., MTN
1.850%, due 07/30/26	10,000	10,482
United Airlines Pass-Through Trust
Series 2016-1, Class B, 3.650%, due 01/07/26	39,294	29,918
Valero Energy Corp.
2.850%, due 04/15/25	10,000	10,475
Verizon Communications, Inc.
3.376%, due 02/15/25	25,000	27,836
ViacomCBS, Inc.
4.750%, due 05/15/25	75,000	86,045
Virginia Electric and Power Co.,
Series A,
3.800%, due 04/01/28	20,000	23,500
Visa, Inc.
1.900%, due 04/15/27	25,000	26,524
Wells Fargo & Co.
3.069%, due 01/24/23	60,000	61,883
Wells Fargo & Co. MTN
2.625%, due 07/22/22	70,000	72,615
Williams Cos., Inc./The
4.300%, due 03/04/24	35,000	38,288

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Xcel Energy, Inc.
4.800%, due 09/15/41		80,000	99,949
			4,263,959
Total corporate bonds (cost—$10,369,779)			10,909,862

Mortgage-backed securities—0.0%†
Cayman Islands—0.0%†
LNR CDO IV Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43[3,8,9]		8,000,000	0

United States—0.0%†
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.203%, due 04/25/35[5]		29,738	379
Total mortgage-backed securities (cost—$8,097,895)			379

Non-U.S. government agency obligations—15.2%
Australia—1.2%
Australia Government Bond,
Series 149,
2.250%, due 05/21/28[2]	AUD	520,000	417,614

Canada—1.6%
Canadian Government Bond
1.500%, due 09/01/24	CAD	690,000	542,678

France—0.9%
French Republic Government Bond OAT
0.010%, due 03/25/25[2]	EUR	260,000	313,235

Germany—3.2%
Bundesobligation,
Series 181,
0.010%, due 04/11/25[2]	EUR	910,000	1,102,513

Ireland—1.8%
Ireland Government Bond
1.000%, due 05/15/26[2]	EUR	490,000	622,293

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
Japan—3.9%
Japan Government Ten Year Bond,
Series 338,
0.400%, due 03/20/25	JPY	70,000,000	679,391
Japan Government Two Year Bond,
Series 412,
0.100%, due 05/01/22	JPY	47,000,000	447,731
Japanese Government CPI Linked Bond,
Series 24,
0.100%, due 03/10/29	JPY	23,045,310	218,184
			1,345,306
New Zealand—2.0%
New Zealand Government Bond,
Series 0930,
3.000%, due 09/20/30[2]	NZD	724,746	714,782

Spain—0.6%
Spain Government Bond
1.600%, due 04/30/25[2,3]	EUR	180,000	229,418
Total non-U.S. government agency obligations (cost—$5,046,756)			5,287,839

U.S. Treasury obligations—13.3%
United States—13.3%
U.S. Treasury Notes
0.250%, due 05/31/25		1,130,000	1,129,823
0.375%, due 04/30/25		560,000	563,216
1.375%, due 09/30/23		320,000	331,613
1.500%, due 02/28/23		210,000	216,858
1.875%, due 07/31/22		1,010,000	1,042,115
2.000%, due 02/15/22		1,290,000	1,322,804
Total U.S. Treasury obligations (cost—$4,594,818)			4,606,429

	Number of shares
Exchange traded funds—4.2%
United States—4.2%
iShares MSCI USA Value Factor ETF [6]	4,011	295,932
iShares MSCI International Value Factor ETF	21,871	428,015

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Exchange traded funds—(concluded)
United States—(concluded)

iShares MSCI Europe Small-Cap ETF[6]	14,512	748,321
Total exchange traded funds (cost—$1,459,180)		1,472,268

Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 0.07%[10] (cost—$170,289)	170,289	170,289

	Face amount[1]
Short-term U.S. Treasury obligations—24.5%
United States—24.5%
U.S. Treasury Bills
0.173%, due 10/15/20[11]	7,300,000	7,299,517
0.361%, due 12/03/20[11]	1,200,000	1,199,255
Total short-term U.S. Treasury obligations (cost—$8,498,772)		8,498,772

	Number of shares
Investment of cash collateral from securities loaned—3.4%
Money market funds—3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[10] (cost—$1,183,500)	1,183,500	1,183,500
Total investments (cost—$39,420,989)[12]— 92.6%		32,129,338
Other assets in excess of liabilities—7.4%		2,550,253
Net assets—100.0%		$34,679,591

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
1	AUD	ASX SPI 200 Index Futures	December 2020	105,290	103,892	(1,398)
2	CAD	S&P TSX 60 Index Futures	December 2020	288,996	288,836	(160)
130	EUR	EURO STOXX 600 Bank Index Futures	December 2020	684,046	629,488	(54,558)
6	EUR	FTSE MIB Index Futures	December 2020	694,694	667,065	(27,629)
5	GBP	FTSE 100 Index Futures	December 2020	388,047	376,879	(11,168)
2	JPY	TOPIX Index Futures	December 2020	304,184	308,254	4,070
56	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2020	3,073,106	3,047,800	(25,306)
18	USD	S&P 500 E-Mini Index Futures	December 2020	2,997,264	3,016,800	19,536
Interest rate futures buy contracts:
3	CAD	Canada Government Bond 10 Year Futures	December 2020	342,260	342,030	(230)
U.S. Treasury futures buy contracts:
26	USD	U.S. Treasury Note 2 Year Futures	December 2020	5,743,601	5,744,985	1,384
17	USD	U.S. Treasury Note 5 Year Futures	December 2020	2,138,173	2,142,531	4,358
Total				16,759,661	16,668,560	(91,101)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Futures contracts—(concluded)
Index futures sell contracts:
34	EUR	EURO STOXX 600 Index Futures	December 2020	(731,927)	(717,738)	14,189
11	USD	MSCI World Index Futures	December 2020	(779,016)	(776,710)	2,306
10	USD	Russell 2000 Mini Index Futures	December 2020	(751,100)	(752,200)	(1,100)
Interest rate futures sell contracts:
5	EUR	German Euro Bund Futures	December 2020	(1,020,964)	(1,023,080)	(2,116)
1	EUR	German Euro Buxl 30 Year Futures	December 2020	(258,641)	(261,081)	(2,440)
5	GBP	United Kingdom Long Gilt Bond Futures	December 2020	(875,949)	(878,147)	(2,198)
U.S. Treasury futures sell contracts:
13	USD	U.S. Treasury Note 10 Year Futures	December 2020	(1,814,293)	(1,813,906)	387
2	USD	U.S. Ultra Long Treasury Bond Futures	December 2020	(443,185)	(443,625)	(440)
4	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	(636,745)	(639,688)	(2,943)
Total				(7,311,820)	(7,306,175)	5,645
Net unrealized appreciation (depreciation)						(85,456)

Centrally cleared credit default swap agreements on corporate issues—sell protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield Series 35 Index	USD	1,160	12/20/25	Quarterly	5.000	(49,703)	49,541	(162)
iTraxx Europe Crossover Series 34 Index	EUR	400	12/20/25	Quarterly	5.000	(38,795)	34,139	(4,656)
Total						(88,498)	83,680	(4,818)

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	HKD	365,000	USD	47,089	11/24/20	1
BB	MXN	11,971,164	USD	540,000	11/24/20	1,896
BB	NZD	1,600,000	CAD	1,403,159	11/24/20	(4,493)
BB	USD	2,064,633	MXN	46,280,000	11/24/20	15,652
BOA	EUR	5,175,000	USD	6,129,751	11/24/20	55,673
BOA	USD	1,191,175	JPY	126,200,000	11/24/20	6,130
CITI	USD	1,350,092	BRL	7,390,000	11/24/20	(36,150)
CITI	USD	831,719	CLP	669,600,000	11/24/20	21,658
CITI	USD	2,201,355	COP	8,364,289,000	11/24/20	(21,771)
GS	CHF	481,536	GBP	415,000	11/24/20	12,051
GSI	CLP	212,714,100	USD	270,000	11/24/20	(1,095)
GSI	USD	609,243	MYR	2,564,000	11/24/20	6,570
HSBC	AUD	755,000	ZAR	9,370,683	11/24/20	15,115
HSBC	EUR	455,000	GBP	411,238	11/24/20	(3,271)
HSBC	HUF	162,800,000	USD	520,705	11/24/20	(3,943)
HSBC	THB	69,380,000	USD	2,202,652	11/24/20	13,346
HSBC	TWD	7,600,000	USD	263,249	11/24/20	814
HSBC	USD	810,000	BRL	4,520,043	11/24/20	(6,336)
HSBC	USD	513,464	RUB	40,686,600	11/24/20	7,247
JPMCB	GBP	2,910,000	USD	3,809,349	11/24/20	53,459
JPMCB	NZD	2,615,000	USD	1,710,922	11/24/20	(18,966)
JPMCB	TWD	16,200,000	USD	555,822	11/24/20	(3,579)
JPMCB	USD	4,335,456	NOK	38,790,000	11/24/20	(176,489)
JPMCB	USD	534,120	ZAR	9,340,000	11/24/20	20,015
MSCI	CHF	2,475,000	USD	2,718,444	11/24/20	27,336
MSCI	USD	525,061	AUD	745,000	11/24/20	8,615
MSCI	USD	541,079	PLN	2,010,000	11/24/20	(21,017)
MSCI	USD	2,187,755	SEK	19,120,000	11/24/20	(51,674)
SSC	AUD	4,185,000	USD	2,994,991	11/24/20	(2,908)
SSC	CAD	5,440,000	USD	4,112,105	11/24/20	25,985
SSC	JPY	21,000,000	USD	197,485	11/24/20	(1,750)
SSC	KRW	953,000,000	USD	806,230	11/24/20	(8,669)
SSC	USD	193,443	AUD	265,000	11/24/20	(3,612)
SSC	USD	140,171	CAD	185,000	11/24/20	(1,213)
SSC	USD	71,306	MXN	1,580,000	11/24/20	(285)
Net unrealized appreciation (depreciation)						(75,658)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Dynamic Alpha Fund

Portfolio of investments – September 30, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	10,909,862	—	10,909,862
Mortgage-backed securities	—	379	0	379
Non-U.S. government agency obligations	—	5,287,839	—	5,287,839
U.S. Treasury obligations	—	4,606,429	—	4,606,429
Exchange traded funds	1,472,268	—	—	1,472,268
Short-term investments	—	170,289	—	170,289
Short-term U.S. Treasury obligations	—	8,498,772	—	8,498,772
Investment of cash collateral from securities loaned	—	1,183,500	—	1,183,500
Futures contracts	46,230	—	—	46,230
Swap agreements	—	83,680	—	83,680
Forward foreign currency contracts	—	291,563	—	291,563
Total	1,518,498	31,032,313	0	32,550,811

Liabilities
Futures contracts	(131,686)	—	—	(131,686)
Forward foreign currency contracts	—	(367,221)	—	(367,221)
Total	(131,686)	(367,221)	—	(498,907)

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,075,166, represented 3.1% of the Fund's net assets at period end.
4	Perpetual investment. Date shown reflects the next call date.
5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	Security, or portion thereof, was on loan at the period end.
7	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
9	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
10	Rates shown reflect yield at September 30, 2020.
11	Rate shown is the discount rate at the date of purchase unless otherwise noted.
12	Includes $1,162,509 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,183,500.
13	Payments made or received are based on the notional amount.
14	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Global Allocation Fund

Industry diversification – September 30, 2020 (unaudited)1,2

Common stocks	Percentage of net assets
Airlines	0.9%
Auto components	0.6
Automobiles	0.2
Banks	1.7
Beverages	0.3
Biotechnology	1.8
Capital markets	0.6
Chemicals	1.9
Commercial services & supplies	0.5
Communications equipment	0.2
Consumer finance	0.3
Diversified financial services	0.4
Diversified telecommunication services	0.6
Electric utilities	0.6
Electrical equipment	0.5
Electronic equipment, instruments & components	0.8
Entertainment	1.0
Equity real estate investment trusts	0.9
Food products	1.3
Health care equipment & supplies	1.6
Health care providers & services	1.0
Hotels, restaurants & leisure	0.5
Household durables	0.6
Insurance	2.5
Interactive media & services	1.2
Internet & direct marketing retail	2.3
IT services	1.0
Life sciences tools & services	1.4
Machinery	0.9
Media	0.3
Metals & mining	0.4
Multiline retail	0.9
Oil, gas & consumable fuels	1.2
Personal products	0.5
Pharmaceuticals	1.4
Professional services	0.4
Road & rail	0.1
Semiconductors & semiconductor equipment	2.1
Software	4.1
Specialty retail	0.4

UBS Global Allocation Fund

Industry diversification – September 30, 2020 (unaudited)1,2

Common stocks	Percentage of net assets
Technology hardware, storage & peripherals	1.5
Textiles, apparel & luxury goods	0.1
Tobacco	0.9
Trading companies & distributors	1.1
Wireless telecommunication services	0.4
Total common stocks	43.9%
Preferred stocks	0.5
Exchange traded funds	27.2
Investment companies	7.5
Asset-backed securities	4.5
Mortgage-backed securities	3.3
Non-U.S. government agency obligations	4.2
U.S. government agency obligations	2.3
U.S. Treasury obligations	3.3
Short-term investments	4.0
Investment of cash collateral from securities loaned	25.4
Total investments	126.1%
Liabilities in excess of other assets	(26.1)
Net assets	100.0%

1	Figures represent the breakdown of direct investments of UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.
2	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—43.9%
Austria—0.4%
Erste Group Bank AG*	39,784	833,775

Belgium—0.1%
Galapagos N.V.*	2,031	288,607

Canada—0.8%
Canadian Natural Resources Ltd.	44,588	714,587
Royal Bank of Canada	14,698	1,031,967
Zymeworks, Inc.*	3,069	142,954
		1,889,508
China—0.6%
Alibaba Group Holding Ltd., ADR*	1,139	334,843
Prosus N.V.*	12,246	1,129,961
		1,464,804
Denmark—0.4%
Genmab A/S*	2,343	848,659

Finland—0.6%
Sampo Oyj, A Shares	33,797	1,338,938

Germany—1.1%
Continental AG	4,830	523,708
HUGO BOSS AG	14,355	359,836
LANXESS AG	14,126	810,711
SAP SE	5,740	893,457
		2,587,712
Hong Kong—0.5%
AIA Group Ltd.	118,117	1,156,777

India—0.4%
HDFC Bank Ltd., ADR*	20,018	1,000,099

Ireland—0.4%
Ryanair Holdings PLC, ADR*	11,092	906,882

Italy—0.3%
Prysmian SpA	27,707	806,929

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—4.1%
Hoya Corp.	7,100	798,426
ITOCHU Corp.[1]	48,300	1,229,654
Keyence Corp.	1,400	650,187
Nippon Telegraph & Telephone Corp.	37,400	762,433
ORIX Corp.	77,900	963,917
Shin-Etsu Chemical Co. Ltd.	6,400	830,456
SoftBank Group Corp.	14,100	864,864
Sony Corp.	18,000	1,370,844
Takeda Pharmaceutical Co. Ltd.	29,000	1,029,498
TechnoPro Holdings, Inc.	15,100	933,504
		9,433,783
Netherlands—0.6%
NXP Semiconductors N.V.	5,177	646,141
Royal Dutch Shell PLC, A Shares	62,180	773,375
		1,419,516
South Africa—0.4%
Anglo American PLC	34,349	831,396

South Korea—0.3%
SK Hynix, Inc.	8,615	618,777

Sweden—0.8%
Hexpol AB*	94,475	846,555
Swedish Match AB	13,476	1,102,655
		1,949,210
Switzerland—1.0%
Alcon, Inc.*	16,111	914,831
Novartis AG	14,897	1,292,459
		2,207,290
United Kingdom—2.4%
Ashtead Group PLC	31,177	1,126,418
British American Tobacco PLC	28,977	1,038,520
BT Group PLC	509,941	647,342
Sage Group PLC/The	81,645	759,367
Spectris PLC	20,770	653,129

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Unilever N.V.	20,039	1,209,978
		5,434,754
United States—28.7%
10X Genomics, Inc., Class A*	2,220	276,790
Abbott Laboratories	4,358	474,281
AbbVie, Inc.	19,629	1,719,304
Adobe, Inc.*	497	243,744
Advanced Micro Devices, Inc.*	4,120	337,799
AGCO Corp.	12,342	916,640
Alexion Pharmaceuticals, Inc.*	4,057	464,243
Alphabet, Inc., Class A*	1,354	1,984,422
Amazon.com, Inc.*	978	3,079,458
Ameriprise Financial, Inc.	8,712	1,342,606
Amgen, Inc.	1,554	394,965
Apache Corp.	33,298	315,332
Apple, Inc.	25,935	3,003,532
Aptiv PLC	9,841	902,223
Arista Networks, Inc.*	2,083	431,035
Autodesk, Inc.*	3,057	706,198
Bio-Rad Laboratories, Inc., Class A*	3,609	1,860,295
Booking Holdings, Inc.*	394	674,008
Boston Scientific Corp.*	15,271	583,505
Bunge Ltd.	31,427	1,436,214
Carnival Corp. [1]	28,520	432,934
CF Industries Holdings, Inc.	22,198	681,701
Constellation Brands, Inc., Class A	1,218	230,823
Cooper Cos., Inc./The	1,031	347,571
Coupa Software, Inc.*	1,591	436,316
Cree, Inc.*	9,118	581,181
Crown Castle International Corp.	2,210	367,965
Dollar General Corp.	3,058	641,018
Dollar Tree, Inc.*	15,562	1,421,433
Elanco Animal Health, Inc.*	35,086	979,952
Facebook, Inc., Class A*	1,247	326,589
Fidelity National Information Services, Inc.	3,320	488,737
FMC Corp.	3,099	328,215
HubSpot, Inc.*	1,807	528,060
IAA, Inc.*	7,012	365,115
IAC/InterActiveCorp*	1,612	193,085
Incyte Corp.*	4,721	423,663

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Ingersoll Rand, Inc.*	32,089	1,142,368
IQVIA Holdings, Inc.*	3,107	489,756
Jabil, Inc.	15,424	528,426
Laboratory Corp. of America Holdings*	8,573	1,614,039
LivaNova PLC*	13,400	605,814
Lowe's Cos., Inc.	5,036	835,271
Madison Square Garden Entertainment Corp.*	4,621	316,492
Marsh & McLennan Cos., Inc.	6,072	696,458
Marvell Technology Group Ltd.	12,808	508,478
Mastercard, Inc., Class A	1,228	415,273
Match Group, Inc.*	3,479	384,951
MetLife, Inc.	25,189	936,275
Micron Technology, Inc.*	17,573	825,228
Microsoft Corp.	14,261	2,999,516
Mondelez International, Inc., Class A	26,764	1,537,592
Netflix, Inc.*	697	348,521
NextEra Energy, Inc.	4,953	1,374,755
NVIDIA Corp.	663	358,829
ON Semiconductor Corp.*	19,879	431,176
PepsiCo, Inc.	2,643	366,320
PPD, Inc.*	14,960	553,370
Progressive Corp./The	16,805	1,590,929
Prologis, Inc.	16,100	1,619,982
Qorvo, Inc.*	2,649	341,747
Rockwell Automation, Inc.	1,459	321,972
Salesforce.com, Inc.*	4,222	1,061,073
ServiceNow, Inc.*	1,683	816,255
Southwest Airlines Co.	28,687	1,075,762
Splunk, Inc.*	3,121	587,154
Starbucks Corp.	8,185	703,255
Stericycle, Inc.*,1	14,275	900,182
Synchrony Financial	26,709	698,975
Take-Two Interactive Software, Inc.*	9,384	1,550,424
Tesla, Inc.*	991	425,149
Trade Desk, Inc./The, Class A*	723	375,078
Union Pacific Corp.	1,706	335,860
United Rentals, Inc.*	1,363	237,844
UnitedHealth Group, Inc.	2,009	626,346
Universal Display Corp.	1,683	304,185
ViacomCBS, Inc., Class B	27,526	771,003
Visa, Inc., A Shares	6,770	1,353,797

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

United States—(concluded)
Wells Fargo & Co.	41,370	972,609
Western Digital Corp.	10,808	395,032
Westlake Chemical Corp.	14,600	923,012
Williams Cos., Inc./The	48,210	947,327
		66,124,812
Total common stocks (cost—$85,186,510)		101,142,228

Preferred stocks—0.5%
Germany—0.5%
Henkel AG & Co. KGaA (cost—$964,921)	9,929	1,039,797

Exchange traded funds—27.2%
United States—27.2%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	223,170	18,723,963
iShares iBoxx $ Investment Grade Corporate Bond ETF[1]	103,790	13,981,551
iShares JPMorgan USD Emerging Markets Bond ETF[1]	212,340	23,546,382
Vanguard Emerging Markets Government Bond ETF	81,100	6,398,790
Total exchange traded funds (cost—$62,281,498)		62,650,686

Investment companies—7.5%
UBS Emerging Markets Equity Opportunity Fund[2] (cost—$17,297,484)	1,701,516	17,287,405

	Face amount($)
Asset-backed securities—4.5%
United States—4.5%
American Credit Acceptance Receivables Trust,
Series 2018-1, Class D,
3.930%, due 04/10/24[3]	250,000	254,769
American Express Credit Account Master Trust,
Series 2017-5, Class A,
1 mo. USD LIBOR + 0.380%, FRN,
0.532%, due 02/18/25[4]	250,000	250,623

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
United States—(continued)
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class A2A,
1.100%, due 03/20/23	94,072	94,396
Series 2020-2, Class B,
0.970%, due 02/18/26	100,000	100,303
BMW Floorplan Master Owner Trust,
Series 2018-1, Class A1,
3.150%, due 05/15/23[3]	750,000	763,056
Capital Auto Receivables Asset Trust,
Series 2017-1, Class A4,
2.220%, due 03/21/22[3]	151,735	152,259
Series 2018-1, Class A4,
2.930%, due 06/20/22[3]	125,000	126,388
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[3]	100,000	100,683
CF Hippolyta LLC,
Series 2020-1, Class A1,
1.690%, due 07/15/60[3]	100,000	101,112
CPS Auto Receivables Trust,
Series 2018-A, Class D,
3.660%, due 12/15/23[3]	100,000	102,302
Series 2018-D, Class C,
3.830%, due 09/15/23[3]	240,000	244,834
Series 2019-B, Class B,
3.090%, due 04/17/23[3]	200,000	201,981
Dell Equipment Finance Trust,
Series 2018-1, Class D,
3.850%, due 06/24/24[3]	100,000	101,826
Series 2020-2, Class C,
1.370%, due 01/22/24[3]	100,000	99,984
Series 2020-2, Class D,
1.920%, due 03/23/26[3]	100,000	99,969
Drive Auto Receivables Trust,
Series 2018-2, Class C,
3.630%, due 08/15/24	119,923	120,475
Series 2018-3, Class C,
3.720%, due 09/16/24	334,767	337,679
Series 2018-4, Class C,
3.660%, due 11/15/24	210,456	213,082
DT Auto Owner Trust,
Series 2017-2A, Class D,
3.890%, due 01/15/23[3]	45,399	45,716
Series 2017-2A, Class E,
6.030%, due 01/15/24[3]	100,000	103,227

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)

United States—(continued)
Series 2018-1A, Class D,
3.810%, due 12/15/23[3]	250,000	254,559
Series 2018-2A, Class C,
3.670%, due 03/15/24[3]	171,497	172,635
Series 2018-3A, Class B,
3.560%, due 09/15/22[3]	172,468	173,269
Series 2019-3A, Class C,
2.740%, due 04/15/25[3]	235,000	239,100
Exeter Automobile Receivables Trust,
Series 2016-1A, Class D,
8.200%, due 02/15/23[3]	69,555	69,750
Series 2016-2A, Class D,
8.250%, due 04/17/23[3]	174,651	177,302
Series 2018-1A, Class C,
3.030%, due 01/17/23[3]	176,651	177,721
Series 2018-3A, Class D,
4.350%, due 06/17/24[3]	100,000	104,347
Series 2018-4A, Class C,
3.970%, due 09/15/23[3]	100,000	101,701
Flagship Credit Auto Trust,
Series 2016-2, Class C,
6.220%, due 09/15/22[3]	46,098	46,715
Series 2016-4, Class C,
2.710%, due 11/15/22[3]	127,435	127,991
Series 2017-1, Class C,
3.220%, due 05/15/23[3]	266,309	267,576
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[3]	600,000	660,905
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A,
3.060%, due 04/15/26	500,000	541,112
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A4,
1.010%, due 07/22/24	75,000	75,961
Ocwen Master Advance Receivables Trust,
Series 2020-T1, Class AT1,
1.277%, due 08/15/52[3]	100,000	100,367
OneMain Direct Auto Receivables Trust,
Series 2017-2A, Class C,
2.820%, due 07/15/24[3]	239,663	239,867
Series 2018-1A, Class C,
3.850%, due 10/14/25[3]	216,000	221,654

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—continued)

United States—(continued)
Series 2018-1A, Class D,
4.400%, due 01/14/28[3]	216,000	222,716
Series 2019-1A, Class A,
3.630%, due 09/14/27[3]	120,000	131,068
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[3]	100,000	101,199
Santander Drive Auto Receivables Trust,
Series 2018-1, Class C,
2.960%, due 03/15/24	557,935	562,066
Series 2018-2, Class C,
3.350%, due 07/17/23	534,297	540,492
Series 2018-4, Class B,
3.270%, due 01/17/23	32,424	32,468
Series 2018-5, Class B,
3.520%, due 12/15/22	94,499	94,613
Series 2020-2, Class B,
0.960%, due 11/15/24	100,000	100,321
Sofi Consumer Loan Program LLC,
Series 2017-3, Class A,
2.770%, due 05/25/26[3]	285,095	286,672
Series 2017-4, Class B,
3.590%, due 05/26/26[3,5]	100,000	102,364
Sofi Consumer Loan Program Trust,
Series 2018-1, Class A2,
3.140%, due 02/25/27[3]	275,411	277,216
Series 2018-2, Class A2,
3.350%, due 04/26/27[3]	86,008	86,456
Series 2019-3, Class A,
2.900%, due 05/25/28[3]	57,551	58,220
World Omni Auto Receivables Trust,
Series 2016-B, Class B,
1.730%, due 07/15/23	300,000	300,494

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)

United States—(concluded)
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A4,
2.940%, due 05/15/23	21,630	21,653
Total asset-backed securities
(cost—$10,074,268)		10,285,214

Mortgage-backed securities—3.3%

United States — 3.3%
Angel Oak Mortgage Trust,
Series 2020-4, Class A1,
1.469%, due 06/25/65[3,5]	142,096	142,589
Series 2020-6, Class A1,
1.261%, due 05/25/65[3,5]	97,248	97,238
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[3,5]	96,291	96,343
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class B,
3.719%, due 05/15/53[3,5]	500,000	549,003
BANK,
Series 2018-BN14, Class A4,
4.231%, due 09/15/60[5]	275,000	326,471
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[3]	210,000	236,854
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A,
1 mo. USD LIBOR + 0.671%, FRN,
0.823%, due 03/15/37 [3,4]	470,000	468,839
Series 2018-IND, Class B,
1 mo. USD LIBOR + 0.900%, FRN,
1.052%, due 11/15/35 [3,4]	70,000	69,692
Series 2020-VKNG, Class C,
1 mo. USD LIBOR + 1.400%, FRN,
1.600%, due 10/15/37 [3,4,8]	100,000	100,063
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A,
1 mo. USD LIBOR + 0.790%, FRN,
0.942%, due 07/15/32 [3,4]	91,354	91,340
Series 2017-BIOC, Class D,
1 mo. USD LIBOR + 1.600%, FRN,
1.752%, due 07/15/32 [3,4]	141,599	141,428

UBS Global Allocation Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)

United States—(continued)
Citigroup Commercial Mortgage Trust,
Series 2019-GC43, Class A4,
3.038%, due 11/10/52	200,000	223,955
Series 2019-SMRT, Class C,
4.682%, due 01/10/36[3]	345,000	362,795
COLT Mortgage Loan Trust,
Series 2019-2, Class A1,
3.337%, due 05/25/49[3,5]	51,336	51,806
Series 2020-1R, Class A1,
1.255%, due 09/25/65[3,5,8]	100,000	99,999
Series 2020-2, Class A1,
1.853%, due 03/25/65[3,5]	86,874	87,508
Series 2020-3, Class A1,
1.506%, due 04/27/65[3,5]	93,743	94,215
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[3,6],8	350,000	349,994
DBGS Mortgage Trust,
Series 2018-BIOD, Class A,
1 mo. USD LIBOR + 0.803%, FRN,
0.955%, due 05/15/35[3,4]	92,814	92,580
Deephaven Residential Mortgage Trust,
Series 2020-1, Class A1,
2.339%, due 01/25/60[3,5]	163,554	165,056
Series 2020-2, Class A1,
1.692%, due 05/25/65[3]	88,581	89,024
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[5]	100,000	110,543
Series 2019-GC40, Class A4,
3.160%, due 07/10/52	500,000	563,422
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[3,5]	96,769	96,981
MAD Mortgage Trust,
Series 2017-330M, Class B,
3.478%, due 08/15/34[3,5]	125,000	128,729
Series 2017-330M, Class C,
3.600%, due 08/15/34[3,5]	150,000	154,020
Morgan Stanley Capital I Trust,
Series 2019-L3, Class A4,
3.127%, due 11/15/52	400,000	447,602

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
MSCG Trust,
Series 2018-SELF, Class A,
1 mo. USD LIBOR + 0.900%, FRN,
1.052%, due 10/15/37[3,4]		690,000	689,890
New Residential Mortgage Loan Trust,
Series 2018-NQM1, Class A1,
3.986%, due 11/25/48[3,5]		88,982	91,250
Series 2019-NQM2, Class A1,
3.600%, due 04/25/49[3,5]		166,473	168,407
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[3,5]		95,561	96,032
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[3,5,7,8]		95,241	95,824
Verus Securitization Trust,
Series 2019-2, Class A1,
3.211%, due 05/25/59[3,5]		157,376	160,917
Series 2019-4, Class A1,
2.642%, due 11/25/59[3,6]		96,071	97,944
Series 2020-4, Class A1,
1.502%, due 05/25/65[3,6]		96,395	96,748
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[3,5,7,8]		93,064	93,548
Series 2020-2, Class A1,
1.475%, due 04/25/65[3,5]		97,189	97,252
Wells Fargo Commercial Mortgage Trust,
Series 2018-BXI, Class A,
1 mo. USD LIBOR + 0.731%, FRN,
0.884%, due 12/15/36 [3,4]		258,249	258,141
Series 2018-BXI, Class C,
1 mo. USD LIBOR + 1.156%, FRN,
1.309%, due 12/15/36 [3,4]		86,083	85,425
Series 2018-C45, Class AS,
4.405%, due 06/15/51[5]		130,000	152,924
Total mortgage-backed securities (cost—$7,475,091)			7,622,391

Non-U.S. government agency obligations—4.2%
Australia—0.1%
Australia Government Bond,
Series 138,
3.250%, due 04/21/29[9]	AUD	310,000	268,758

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
Austria—0.1%
Republic of Austria Government Bond
1.200%, due 10/20/25[3,9]	EUR	37,000	47,463
3.150%, due 06/20/44[3,9]	EUR	55,000	111,837
			159,300
Belgium—0.1%
Kingdom of Belgium Government Bond,
Series 71,
3.750%, due 06/22/45[9]	EUR	83,000	177,091

Canada—0.5%
Canadian Government Bond
1.500%, due 09/01/24	CAD	1,040,000	817,949
2.250%, due 06/01/25	CAD	221,000	180,606
2.750%, due 12/01/64	CAD	54,000	63,934
			1,062,489
Finland—0.0%†
Finland Government Bond,
Series 30Y,
1.375%, due 04/15/47[3,9]	EUR	20,000	31,662

France—0.3%
French Republic Government Bond OAT
0.500%, due 05/25/26[9]	EUR	220,000	273,467
0.500%, due 05/25/40[3,9]	EUR	100,000	124,507
2.500%, due 05/25/30[9]	EUR	132,000	197,263
3.250%, due 05/25/45[9]	EUR	93,000	186,168
			781,405
Ireland—0.1%
Ireland Government Bond
1.500%, due 05/15/50[9]	EUR	110,000	166,407
2.000%, due 02/18/45[9]	EUR	48,000	78,502
			244,909
Italy—0.4%
Italy Buoni Poliennali Del Tesoro
1.650%, due 03/01/32[3,9]	EUR	60,000	75,656
3.000%, due 08/01/29[9]	EUR	240,000	336,284
4.000%, due 02/01/37[3,9]	EUR	129,000	210,239

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(continued)
Italy—(concluded)
Series CPI,
2.550%, due 09/15/41[3,9]	EUR	170,651	272,368
			894,547
Japan—0.5%
Japan Government Forty Year Bond,
Series 12,
0.500%, due 03/20/59	JPY	20,000,000	182,020
Japan Government Thirty Year Bond,
Series 51,
0.300%, due 06/20/46	JPY	11,100,000	99,686
Japan Government Twenty Year Bond,
Series 156,
0.400%, due 03/20/36	JPY	83,550,000	807,646
			1,089,352
Netherlands—0.0%†
Netherlands Government Bond
2.750%, due 01/15/47[3,9]	EUR	40,000	82,273

New Zealand—1.2%
New Zealand Government Inflation Linked Bond,
Series 0925,
2.000%, due 09/20/25[9,10]	NZD	3,485,932	2,889,127

Spain—0.6%
Spain Government Bond
1.450%, due 10/31/27[3,9]	EUR	165,000	213,725
1.500%, due 04/30/27[3,9]	EUR	325,000	421,542
3.450%, due 07/30/66[3,9]	EUR	10,000	20,325
4.200%, due 01/31/37[3,9]	EUR	44,000	80,512
4.800%, due 01/31/24[3,9]	EUR	296,000	407,398
5.150%, due 10/31/44[3,9]	EUR	69,000	155,295
			1,298,797
United Kingdom—0.3%
United Kingdom Gilt
1.000%, due 04/22/24[9]	GBP	90,000	120,652
1.500%, due 07/22/47[9]	GBP	114,000	173,272
1.625%, due 10/22/28[9]	GBP	144,000	208,742

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount		Value ($)
Non-U.S. government agency obligations—(concluded)
United Kingdom—(concluded)
3.500%, due 01/22/45[9]	GBP	60,000	124,568
			627,234
Total non-U.S. government agency obligations (cost—$8,397,368)			9,606,944

U.S. government agency obligations—2.3%
United States—2.3%
GNMA II TBA
2.500%		$600,000	629,953
UMBS TBA
2.500%		2,425,000	2,543,408
2.000%		2,150,000	2,225,883
Total U.S. government agency obligations (cost—$5,399,226)			5,399,244

U.S. Treasury obligations—3.3%
United States—3.3%
U.S. Treasury Bonds
2.500%, due 02/15/46		302,000	372,840
2.750%, due 11/15/42		201,000	257,366
2.750%, due 08/15/47		328,000	425,721
2.875%, due 05/15/43		717,000	936,189
3.000%, due 11/15/45		47,000	63,142
U.S. Treasury Notes
1.250%, due 03/31/21		325,000	326,815
1.375%, due 09/30/23		971,000	1,006,237
1.500%, due 02/28/23		226,000	233,380
1.625%, due 08/15/22		186,000	191,195
1.625%, due 11/30/26		760,000	817,089
1.625%, due 08/15/29		196,000	213,334
1.750%, due 05/15/23		345,000	359,380
1.875%, due 07/31/22		294,000	303,348
1.875%, due 10/31/22		680,000	704,517
2.000%, due 11/30/22		528,000	549,203
2.500%, due 05/15/24		321,000	347,696

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
2.750%, due 07/31/23	459,000	492,582
Total U.S. Treasury obligations (cost—$6,934,978)		7,600,034

	Number of shares
Short-term investments—4.0%
Investment companies—4.0%
State Street Institutional U.S. Government Money Market Fund, 0.07%[11] (cost — $9,327,439)	9,327,439	9,327,439

Investment of cash collateral from securities loaned—25.4%
Money market funds—25.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[11] (cost—$58,398,803)	58,398,803	58,398,803
Total investments (cost—$271,737,586)[12]—126.1%		290,360,185
Liabilities in excess of other assets—(26.1)%		(60,038,001)
Net assets—100.0%		$230,322,184

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
302	EUR	EURO STOXX SM Index Futures	December 2020	4,712,103	4,592,416	(119,687)
16	GBP	FTSE 100 Index Futures	December 2020	1,241,748	1,206,012	(35,736)
20	JPY	TOPIX Index Futures	December 2020	3,041,838	3,082,539	40,701
171	USD	Mini MSCI Emerging Markets (EM) Index Futures	December 2020	9,331,937	9,306,675	(25,262)
49	USD	S&P 500 E-Mini Index Futures	December 2020	8,159,218	8,212,400	53,182
Interest rate futures buy contracts:
185	AUD	Australian Bond 10 Year Futures	December 2020	19,618,417	19,795,476	177,059
144	CAD	Canada Government Bond 10 Year Futures	December 2020	16,421,962	16,417,438	(4,524)
U.S. Treasury futures buy contracts:
139	USD	U.S. Treasury Note 2 Year Futures	December 2020	30,704,000	30,713,570	9,570
Total				93,231,223	93,326,526	95,303

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Futures contracts—(concluded)

Index futures sell contracts:
58	AUD	ASX SPI 200 Index Futures	December 2020	(6,120,832)	(6,025,738)	95,094
25	CAD	S&P TSX 60 Index Futures	December 2020	(3,612,391)	(3,610,454)	1,937
15	EUR	EURO STOXX 50 Index Futures	December 2020	(546,047)	(561,720)	(15,673)
62	USD	Russell 2000 Value E-Mini Index Futures	December 2020	(4,699,343)	(4,663,640)	35,703
Interest rate futures sell contracts:
92	EUR	German Euro Bund Futures	December 2020	(18,749,220)	(18,824,666)	(75,446)
20	GBP	United Kingdom Long Gilt Bond Futures	December 2020	(3,497,862)	(3,512,589)	(14,727)
86	JPY	JGB MINI 10 Year Futures	December 2020	(12,365,171)	(12,403,603)	(38,432)
U.S. Treasury futures sell contracts:
135	USD	U.S. Treasury Note 10 Year Futures	December 2020	(18,798,553)	(18,836,719)	(38,166)
29	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	(4,625,458)	(4,637,734)	(12,276)
Total				(73,014,877)	(73,076,863)	(61,986)
Net unrealized appreciation (depreciation)						33,317

Centrally cleared credit default swap agreements on credit indices—sell protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[13]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 35 Index	USD	4,750	12/20/25	Quarterly	5.000%	(203,526)	202,863	(663)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	CHF	2,150,000	USD	2,366,187	11/24/20	28,456
BB	USD	5,303,002	MXN	118,870,000	11/24/20	40,202
BOA	AUD	6,455,000	ZAR	77,832,202	11/24/20	(6,280)
BOA	USD	14,189,104	EUR	11,975,000	11/24/20	(133,626)
BOA	USD	12,360,094	JPY	1,309,500,000	11/24/20	63,609
BOA	USD	474,277	SGD	650,000	11/24/20	1,925
CITI	USD	4,371,814	BRL	23,930,000	11/24/20	(117,060)
CITI	USD	5,284,320	CLP	4,254,300,000	11/24/20	137,607
CITI	USD	5,442,241	COP	20,678,395,000	11/24/20	(53,823)
GS	CLP	1,818,800,000	USD	2,355,074	11/24/20	37,090
HSBC	USD	1,806,918	CNY	12,615,000	11/24/20	39,739
JPMCB	CNY	12,615,000	USD	1,856,922	11/24/20	10,265
JPMCB	GBP	1,835,000	USD	2,402,115	11/24/20	33,710
JPMCB	NZD	10,630,000	USD	6,954,913	11/24/20	(77,099)
JPMCB	TWD	243,900,000	USD	8,368,215	11/24/20	(53,877)
JPMCB	USD	2,360,996	CAD	3,100,000	11/24/20	(32,509)
JPMCB	USD	7,388,404	NOK	66,130,000	11/24/20	(298,110)
MSCI	CHF	7,285,000	USD	8,001,562	11/24/20	80,461
SSC	AUD	3,810,000	USD	2,726,623	11/24/20	(2,647)
SSC	CAD	15,285,000	USD	11,553,956	11/24/20	73,012
SSC	KRW	5,609,000,000	USD	4,727,070	11/24/20	(69,115)
Net unrealized appreciation (depreciation)						(298,070)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's  investments. In the event a Fund  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Global Allocation Fund

Portfolio of investments – September 30, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	100,853,621	288,607	—	101,142,228
Preferred stocks	1,039,797	—	—	1,039,797
Exchange traded funds	62,650,686	—	—	62,650,686
Investment companies	17,287,405	—	—	17,287,405
Asset-backed securities	—	10,285,214	—	10,285,214
Mortgage-backed securities	—	7,622,391	—	7,622,391
Non-U.S. government agency obligations	—	9,606,944	—	9,606,944
U.S. government agency obligations	—	5,399,244	—	5,399,244
U.S. Treasury obligations	—	7,600,034	—	7,600,034
Short-term investments	—	9,327,439	—	9,327,439
Investment of cash collateral from securities loaned	—	58,398,803	—	58,398,803
Futures contracts	413,246	—	—	413,246
Swap agreements	—	202,863	—	202,863
Forward foreign currency contracts	—	546,076	—	546,076
Total	182,244,755	109,277,615	—	291,522,370

Liabilities
Futures contracts	(379,929)	—	—	(379,929)
Forward foreign currency contracts	—	(844,146)	—	(844,146)
Total	(379,929)	(844,146)	—	(1,224,075)

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05% or (0.05)%.
1	Security, or portion thereof, was on loan at the period end.
2	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. Advisor does not earn a management fee on the assets invested into the affiliated UBS Fund.

Security description	Value 06/30/2020	Purchases during the period ended 09/30/2020	Sales during the period ended 09/30/2020	Net realized gain (loss) during the period ended 09/30/2020	Change in net unrealized appreciation (depreciation) during the period ended 09/30/2020	Value 09/30/2020	Shares 09/30/2020
UBS Emerging Markets Equity Opportunity Fund	$12,599,338	$5,800,000	$2,100,000	$(14,803)	$1,002,870	$17,287,405	1,701,516

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,951,752, represented 6.5% of the Fund's net assets at period end.
4	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2020 and changes periodically.
5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
7	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
8	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
9	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
10	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
11	Rates shown reflect yield at September 30, 2020.
12	Includes $58,084,049 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $757,325 and cash collateral of $58,398,803.
13	Payments made or received are based on the notional amount.
14	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

UBS Emerging Markets Equity Opportunity Fund

Industry diversification – September 30, 2020 (unaudited)1

Common stocks	Percentage of net asset
Automobiles	3.1%
Banks	15.1
Beverages	4.0
Diversified consumer services	5.9
Entertainment	3.0
Household durables	2.4
Insurance	3.6
Interactive media & services	8.3
Internet & direct marketing retail	17.6
IT services	4.3
Metals & mining	1.6
Oil, gas & consumable fuels	3.7
Pharmaceuticals	3.4
Real estate management & development	1.7
Semiconductors & semiconductor equipment	14.8
Technology hardware, storage & peripherals	4.5
Total common stocks	97.0%
Short-term investments	1.9
Investment of cash collateral from securities loaned	0.8
Total investments	99.7%
Other assets in excess of liabilities	0.3
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will very over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.0%
Argentina—3.8%
MercadoLibre, Inc.*	19,898	21,539,187

Brazil—3.5%
Petroleo Brasileiro SA, ADR[1]	783,900	5,518,656
Petroleo Brasileiro SA, ADR	751,500	5,350,680
Vale SA	867,204	9,127,732
		19,997,068
China—40.9%
Alibaba Group Holding Ltd.*	271,000	9,637,047
Alibaba Group Holding Ltd., ADR*	153,643	45,167,969
China Jinmao Holdings Group Ltd.	17,700,000	9,752,066
China Merchants Bank Co. Ltd., Class H	3,343,000	15,765,918
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,788,689	13,998,344
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,481,657	19,540,486
Kweichow Moutai Co. Ltd., Class A	93,267	22,849,087
NetEase, Inc.	95,500	1,699,273
NetEase, Inc., ADR	33,650	15,299,645
New Oriental Education & Technology Group, Inc., ADR*	67,373	10,072,263
Ping An Insurance Group Co. of China Ltd., H Shares	1,980,500	20,315,966
TAL Education Group, ADR*	309,800	23,557,192
Tencent Holdings Ltd.	392,100	25,878,433
		233,533,689
Hungary—1.7%
OTP Bank Nyrt*	325,218	9,798,085

India—8.8%
Eicher Motors Ltd.	165,656	4,945,880
HDFC Bank Ltd.*	1,443,587	21,103,998
Tata Consultancy Services Ltd.	719,828	24,315,903
		50,365,781
Indonesia—4.9%
Astra International Tbk. PT	42,543,800	12,751,704
Bank Mandiri Persero Tbk. PT	46,158,700	15,386,233
		28,137,937
Mexico—1.9%
Grupo Financiero Banorte SAB de CV, Class O*	3,131,200	10,850,125

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Russia—8.0%
LUKOIL PJSC, ADR	1,854	107,310
LUKOIL PJSC, ADR	176,503	10,133,037
Sberbank of Russia PJSC*	4,599,319	13,495,202
Yandex N.V., Class A*,1	334,300	21,813,075
		45,548,624
South Africa—4.2%
Naspers Ltd., N Shares	136,047	24,041,738

South Korea—9.0%
Samsung Electronics Co. Ltd.	512,235	25,491,301
SK Hynix, Inc.	357,767	25,696,818
		51,188,119
Taiwan—10.3%
Nanya Technology Corp.	4,678,000	9,287,515
Taiwan Semiconductor Manufacturing Co. Ltd.	3,326,000	49,725,778
		59,013,293
Total common stocks (cost—$488,763,638)		554,013,646

Short-term investments—1.9%
Investment companies—1.9%
State Street Institutional U.S. Government Money Market Fund, 0.07% [2] (cost—$10,733,434)	10,733,434	10,733,434

Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% [2] (cost—$4,611,819)	4,611,819	4,611,819
Total investments (cost—$504,108,891)[3]—99.7%		569,358,899
Other assets in excess of liabilities—0.3%		1,947,149
Net assets—100.0%		$571,306,048

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund
Portfolio of investments – September 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	554,013,646	—	—	554,013,646
Short-term investments	—	10,733,434	—	10,733,434
Investment of cash collateral from securities loaned	—	4,611,819	—	4,611,819
Total	554,013,646	15,345,253	—	569,358,899

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at September 30, 2020.
3	Includes $4,534,003 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $57,846 and cash collateral of $4,611,819.

UBS Engage For Impact Fund

Industry Diversification – September 30, 2020 (unaudited)1

Common stocks	Percentage of net assets
Auto components	4.9%
Banks	5.7
Biotechnology	8.6
Building products	3.4
Chemicals	7.5
Commercial services & supplies	5.5
Distributors	2.4
Diversified consumer services	1.9
Electrical equipment	3.0
Electronic equipment, instruments & components	7.1
Equity real estate investment trusts	2.3
Food & staples retailing	2.7
Food products	6.1
Health care equipment & supplies	6.1
Health care technology	0.9
Life sciences tools & services	3.6
Machinery	3.8
Oil, gas & consumable fuels	3.1
Pharmaceuticals	3.9
Road & rail	1.7
Semiconductors & semiconductor equipment	7.4
Software	4.9
Total common stocks	96.5%
Preferred stocks	2.1
Short-term investments	2.0
Total investments	100.6%
Liabilities in excess of other assets	(0.6)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.5%
Australia—1.8%
Brambles Ltd.	72,384	543,854

Austria—1.6%
Erste Group Bank AG*	23,343	489,212

Canada—0.5%
Zymeworks, Inc.*	2,954	137,597

China—3.6%
China Mengniu Dairy Co. Ltd.	108,000	505,855
New Oriental Education & Technology Group, Inc., ADR*	3,700	553,150
		1,059,005
Denmark—3.2%
Genmab A/S*	1,810	655,601
H Lundbeck A/S	8,589	283,374
		938,975
Germany—5.7%
Continental AG	5,633	610,776
Infineon Technologies AG	38,347	1,084,209
		1,694,985
Indonesia—2.0%
Bank Mandiri Persero Tbk. PT	1,769,400	589,800

Ireland—1.6%
Kingspan Group PLC*	5,391	491,117

Italy—3.0%
Prysmian SpA	31,025	903,561

Japan—5.0%
Sumitomo Mitsui Financial Group, Inc.	22,500	622,422
Takeda Pharmaceutical Co. Ltd.	24,753	878,730
		1,501,152
Netherlands—2.7%
Koninklijke Ahold Delhaize N.V.	27,115	802,722

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—1.1%
Fisher & Paykel Healthcare Corp. Ltd.	14,535	319,912

Norway—2.1%
Equinor ASA	42,975	611,855

Portugal—1.0%
Galp Energia SGPS SA	33,108	307,124

Switzerland—1.7%
Alcon, Inc.*	9,038	513,205

United Kingdom—5.6%
Linde PLC	3,872	922,039
Spectris PLC	24,127	758,693
		1,680,732
United States—54.3%
Abbott Laboratories	5,434	591,382
AGCO Corp.	9,689	719,602
American Well Corp., Class A*	9,196	272,570
Aptiv PLC	9,275	850,332
Avantor, Inc.*	22,260	500,627
Bunge Ltd.	10,117	462,347
CF Industries Holdings, Inc.	18,733	575,290
Conagra Brands, Inc.	23,799	849,862
Digital Realty Trust, Inc.	4,641	681,113
Donaldson Co., Inc.	8,920	414,066
Ecolab, Inc.	3,745	748,401
IGM Biosciences, Inc.*	1,511	111,527
Incyte Corp.*	6,490	582,413
IPG Photonics Corp.*	2,810	477,616
Ironwood Pharmaceuticals, Inc.*	56,861	511,465
LivaNova PLC*	8,835	399,430
LKQ Corp.*	26,310	729,576
Lyft, Inc., Class A*	17,929	493,944
Masco Corp.	9,191	506,700
Micron Technology, Inc.*	9,424	442,551
Mirati Therapeutics, Inc.*	2,045	339,572
Montrose Environmental Group, Inc.*	24,126	574,681
PPD, Inc.*	15,320	566,687
Prelude Therapeutics, Inc.*	7,250	218,443
Stericycle, Inc.*	8,424	531,218

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Trimble, Inc.*	17,784	866,081
Universal Display Corp.	3,672	663,677
VMware, Inc., Class A*,1	5,505	790,903
Zendesk, Inc.*	6,630	682,360
		16,154,436
Total common stocks (cost—$25,972,929)		28,739,244

Preferred stocks—2.1%
Germany—2.1%
Henkel AG & Co. KGaA (cost—$582,363)	5,817	609,175

Short-term investments—2.0%
Investment companies—2.0%
State Street Institutional U.S. Government Money Market Fund, 0.07% [2] (cost—$606,305)	606,305	606,305
Total investments (cost—$27,161,597)[3] —100.6%		29,954,724
Liabilities in excess of other assets—(0.6)%		(180,742)
Net assets—100.0%		$29,773,982

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	28,739,244	—	—	28,739,244
Preferred stocks	609,175	—	—	609,175
Short-term investments	—	606,305	—	606,305
Total	29,348,419	606,305	—	29,954,724

At September 30, 2020, there were no transfers in or out of Level 3.

UBS Engage For Impact Fund

Portfolio of investments – September 30, 2020 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at September 30, 2020.
3	Includes $285,650 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $291,405.

UBS International Sustainable Equity Fund

Industry diversification – September 30, 2020 (unaudited)1

Percentage of
Common stocks	net assets
Auto components	1.9%
Automobiles	2.2
Banks	5.4
Biotechnology	2.2
Capital markets	0.7
Chemicals	4.7
Commercial services & supplies	1.0
Construction & engineering	1.4
Construction materials	1.2
Diversified financial services	2.3
Diversified telecommunication services	3.9
Electrical equipment	0.9
Electronic equipment, instruments & components	1.3
Energy equipment & services	0.4
Entertainment	4.5
Equity real estate investment trusts	1.2
Food & staples retailing	2.3
Food products	2.3
Health care equipment & supplies	4.7
Household durables	2.5
Insurance	8.1
Internet & direct marketing retail	5.8
IT services	0.8
Machinery	2.2
Oil, gas & consumable fuels	3.8
Paper & forest products	1.0
Personal products	5.1
Pharmaceuticals	4.8
Real estate management & development	1.0
Semiconductors & semiconductor equipment	6.2
Software	3.7
Specialty retail	0.9
Textiles, apparel & luxury goods	0.4
Trading companies & distributors	3.1
Wireless telecommunication services	2.5
Total common stocks	96.4%
Preferred stocks	1.2
Short-term investments	1.5
Investment of cash collateral from securities loaned	1.2
Total investments	100.3%
Liabilities in excess of other assets	(0.3)
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.4%
Australia—2.2%
Brambles Ltd.	326,394	2,452,348
Mirvac Group	1,761,746	2,750,834
		5,203,182
Austria—0.8%
Erste Group Bank AG*	93,395	1,957,329

Belgium—1.9%
Galapagos N.V.*	13,618	1,935,130
KBC Group N.V.	52,609	2,639,348
		4,574,478
China—8.3%
Alibaba Group Holding Ltd., ADR*	28,004	8,232,616
China Mobile Ltd.	318,000	2,029,032
Ping An Insurance Group Co. of China Ltd., Class H	456,500	4,682,776
Prosus N.V.*	27,345	2,523,172
Zhongsheng Group Holdings Ltd.	359,500	2,242,802
		19,710,398
Denmark—2.6%
Genmab A/S*	9,407	3,407,314
H Lundbeck A/S	86,172	2,843,042
		6,250,356
Finland—3.1%
Neste Oyj	91,875	4,844,115
Sampo Oyj, A Shares	60,755	2,406,936
		7,251,051
France—2.0%
Ubisoft Entertainment SA*	52,038	4,701,580

Germany—5.4%
Continental AG	21,953	2,380,323
HUGO BOSS AG	35,760	896,395
Infineon Technologies AG	167,622	4,739,282

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
SAP SE	31,255	4,864,979
		12,880,979
Hong Kong—1.7%
Hong Kong Exchanges & Clearing Ltd.	36,500	1,703,950
Sun Hung Kai Properties Ltd.	192,000	2,447,675
		4,151,625
India—2.7%
Axis Bank Ltd., GDR*	72,304	2,125,738
Infosys Ltd., ADR	139,399	1,925,100
Mahindra & Mahindra Ltd., GDR	277,832	2,267,109
		6,317,947
Indonesia—3.8%
Astra International Tbk. PT	10,022,200	3,003,966
Bank Central Asia Tbk. PT	2,121,400	3,863,571
Bank Mandiri Persero Tbk. PT	6,593,900	2,197,967
		9,065,504
Italy—3.8%
Banca Mediolanum SpA	473,552	3,414,578
Infrastrutture Wireless Italiane SpA[1]	301,228	3,333,969
Prysmian SpA	77,539	2,258,219
		9,006,766
Japan—19.3%
Hoya Corp.	40,000	4,498,175
ITOCHU Corp. [2]	113,300	2,884,469
Kao Corp.	56,100	4,195,332
Kissei Pharmaceutical Co. Ltd.	55,282	1,242,816
Nabtesco Corp.	101,700	3,678,808
Nintendo Co. Ltd.	10,500	5,939,696
Nippon Telegraph & Telephone Corp.	133,600	2,723,557
ORIX Corp.	163,200	2,019,400
Shin-Etsu Chemical Co. Ltd.	32,500	4,217,157
SoftBank Group Corp.	65,100	3,993,096
Sony Corp.	78,800	6,001,248

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
Takeda Pharmaceutical Co. Ltd.	122,361	4,343,807
		45,737,561
Mexico—1.2%
Cemex SAB de CV, ADR	754,900	2,868,620

Netherlands—5.5%
ASML Holding N.V.	14,247	5,256,715
Koninklijke Ahold Delhaize N.V.	183,059	5,419,344
NXP Semiconductors N.V.	18,267	2,279,904
		12,955,963
New Zealand—1.1%
Fisher & Paykel Healthcare Corp. Ltd.	117,298	2,581,701

Norway—1.8%
Equinor ASA	167,521	2,385,075
Mowi ASA	102,242	1,817,940
		4,203,015
Portugal—0.7%
Galp Energia SGPS SA	181,688	1,685,415

South Africa—1.3%
Naspers Ltd., N Shares	17,082	3,018,670

South Korea—5.7%
LG Chem Ltd.	8,592	4,804,761
LG Household & Health Care Ltd.	2,540	3,144,865
Samsung Engineering Co. Ltd.*	360,802	3,254,777
SK Hynix, Inc.	32,956	2,367,083
		13,571,486
Sweden—0.9%
Hexpol AB*	229,504	2,056,499

Switzerland—4.3%
Alcon, Inc.*	51,598	2,929,890
Nestle SA (Registered)	30,207	3,585,944

UBS International Sustainable Equity Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Switzerland—(concluded)
Zurich Insurance Group AG	10,819	3,767,063
		10,282,897
United Kingdom—12.6%
Ashtead Group PLC	122,021	4,408,592
BT Group PLC	2,427,185	3,081,179
GlaxoSmithKline PLC	158,740	2,974,132
Mondi PLC	106,862	2,260,695
Prudential PLC	264,494	3,784,902
Sage Group PLC/The	422,860	3,932,952
Spectris PLC	95,336	2,997,918
Unilever N.V.	80,162	4,840,275
Weir Group PLC/The	98,837	1,597,366
		29,878,011
United States—3.7%
Aon PLC, Class A	22,376	4,616,169
Aptiv PLC	21,968	2,014,026
LivaNova PLC*	25,800	1,166,418
Schlumberger N.V.	65,106	1,013,049
		8,809,662
Total common stocks (cost—$211,999,396)		228,720,695

Preferred stocks—1.2%
Germany—1.2%
Henkel AG & Co. KGaA (cost—$2,624,205)	26,187	2,742,387

Short-term investments—1.5%
Investment companies—1.5%
State Street Institutional U.S. Government Money Market Fund, 0.07%[3] (cost—$3,568,157)	3,568,157	3,568,157
Investment of cash collateral from securities loaned—1.2%
Money market funds—1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[3] (cost—$2,830,200)	2,830,200	2,830,200
Total investments (cost—$221,021,958)[4]—100.3%		237,861,439
Liabilities in excess of other assets—(0.3)%		(657,155)
Net assets—100.0%		$237,204,284

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS International Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	227,977,223	743,472	—	228,720,695
Preferred stocks	2,742,387	—	—	2,742,387
Short-term investments	—	3,568,157	—	3,568,157
Investment of cash collateral from securities loaned	—	2,830,200	—	2,830,200
Total	230,719,610	7,141,829	—	237,861,439

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,333,969, represented 1.4% of the Fund's net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at September 30, 2020.
4	Includes $2,852,407 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $162,210 and cash collateral of $ 2,830,200.

UBS US Dividend Ruler Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.9%
Aerospace & defense—4.6%
Lockheed Martin Corp.	1,379	528,543
Raytheon Technologies Corp.	4,377	251,853
		780,396
Banks—4.0%
JPMorgan Chase & Co.	4,651	447,752
Truist Financial Corp.	5,959	226,740
		674,492
Beverages—6.8%
Coca-Cola Co./The	13,621	672,469
Diageo PLC	3,456	475,753
		1,148,222
Biotechnology—2.0%
Amgen, Inc.	1,354	344,133

Capital markets—2.5%
BlackRock, Inc.	763	429,989

Chemicals—3.5%
Linde PLC	2,517	599,373

Commercial services & supplies—1.7%
Republic Services, Inc.	3,142	293,306

Communications equipment—2.9%
Cisco Systems, Inc.	12,440	490,011

Electric utilities—3.5%
American Electric Power Co., Inc.	3,525	288,098
NextEra Energy, Inc.	1,063	295,046
		583,144
Electrical equipment—2.1%
Rockwell Automation, Inc.	1,607	354,633

Health care equipment & supplies—3.8%
Medtronic PLC	6,150	639,108

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—3.5%
McDonald's Corp.	2,733	599,866

Household products—4.0%
Procter & Gamble Co./The	4,889	679,522

Insurance—5.4%
Chubb Ltd.	3,457	401,427
Marsh & McLennan Cos., Inc.	4,387	503,189
		904,616
IT services—3.9%
Accenture PLC, Class A	2,905	656,501

Machinery—0.9%
Crane Co.	2,914	146,079

Media—4.3%
Comcast Corp., Class A	15,686	725,634

Oil, gas & consumable fuels—3.0%
Chevron Corp.	3,824	275,328
Phillips 66	4,439	230,118
		505,446
Pharmaceuticals—7.3%
Johnson & Johnson	4,801	714,773
Novartis AG, ADR	5,950	517,412
		1,232,185
Road & rail—3.6%
Union Pacific Corp.	3,111	612,462

Semiconductors & semiconductor equipment—7.7%
Intel Corp.	13,483	698,150
Texas Instruments, Inc.	4,238	605,144
		1,303,294
Software—8.5%
Microsoft Corp.	6,874	1,445,808

UBS US Dividend Ruler Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—4.7%
Home Depot, Inc./The	2,855	792,862

Textiles, apparel & luxury goods—2.7%
VF Corp.	6,492	456,063
Total common stocks (cost—$16,489,181)		16,397,145

Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 0.07% [1] (cost—$180,047)	180,047	180,047
Total investments (cost—$16,669,228)—97.9%		16,577,192
Other assets in excess of liabilities—2.1%		350,625
Net assets—100.0%		$16,927,817

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's  investments. In the event a Fund  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	16,397,145	—	—	16,397,145
Short-term investments	—	180,047	—	180,047
Total	16,397,145	180,047	—	16,577,192

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1 Rates shown reflect yield at September 30, 2020.

UBS US Quality Growth at Reasonable Price Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.5%
Capital markets—3.7%
Ameriprise Financial, Inc.	4,852	747,742
Intercontinental Exchange, Inc.	5,321	532,366
		1,280,108
Chemicals—1.8%
Sherwin-Williams Co./The	897	624,976

Electrical equipment—0.9%
Rockwell Automation, Inc.	1,463	322,855

Equity real estate investment trusts—2.3%
American Tower Corp.	3,328	804,477

Food & staples retailing—1.2%
Costco Wholesale Corp.	1,122	398,310

Food products—2.1%
Mondelez International, Inc., Class A	12,340	708,933

Health care equipment & supplies—5.4%
Danaher Corp.	4,294	924,627
Medtronic PLC	8,857	920,419
		1,845,046
Health care providers & services—4.7%
UnitedHealth Group, Inc.	5,126	1,598,133

Industrial conglomerates—2.6%
Honeywell International, Inc.	5,411	890,705

Interactive media & services—13.0%
Alphabet, Inc., Class A*	1,576	2,309,786
Facebook, Inc., Class A*	8,248	2,160,151
		4,469,937
Internet & direct marketing retail—9.5%
Amazon.com, Inc.*	1,033	3,252,638

IT services—9.2%
Accenture PLC, Class A	4,879	1,102,605
Fidelity National Information Services, Inc.	5,676	835,564

UBS US Quality Growth at Reasonable Price Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A	6,204	1,240,614
		3,178,783
Life sciences tools & services—3.4%
Thermo Fisher Scientific, Inc.	2,680	1,183,274

Machinery—1.5%
Parker-Hannifin Corp.	2,599	525,882

Media—2.2%
Comcast Corp., Class A	16,301	754,084

Multiline retail—1.4%
Dollar General Corp.	2,323	486,947

Personal products—0.9%
Estee Lauder Cos., Inc./The, Class A	1,472	321,264

Software—16.2%
Adobe, Inc.*	2,775	1,360,943
Microsoft Corp.	16,204	3,408,187
Salesforce.com, Inc.*	3,170	796,685
		5,565,815
Specialty retail—9.5%
Home Depot, Inc./The	2,681	744,541
Lowe's Cos., Inc.	4,854	805,084
O'Reilly Automotive, Inc.*	1,741	802,740

UBS US Quality Growth at Reasonable Price Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
TJX Cos., Inc./The	16,273	905,593
		3,257,958
Technology hardware, storage & peripherals—6.0%
Apple, Inc.	17,798	2,061,186
Total common stocks (cost—$33,500,903)		33,531,311

Short-term investments—2.8%
Investment companies—2.8%
State Street Institutional U.S. Government Money Market Fund, 0.07%[1] (cost—$960,123)	960,123	960,123
Total investments (cost—$34,461,026)—100.3%		34,491,434
Liabilities in excess of other assets—(0.3)%		(112,951)
Net assets—100.0%		$34,378,483

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	33,531,311	—	—	33,531,311
Short-term investments	—	960,123	—	960,123
Total	33,531,311	960,123	—	34,491,434

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
[1]	Rates shown reflect yield at September 30, 2020.

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—96.4%
Aerospace & defense—1.3%
Mercury Systems, Inc.*	22,980	1,780,031

Banks—1.1%
National Bank Holdings Corp., Class A	30,437	798,971
Webster Financial Corp.	27,148	716,979
		1,515,950
Biotechnology—18.4%
ADC Therapeutics SA*,1	9,854	325,083
Adverum Biotechnologies, Inc.*	66,244	682,313
Allogene Therapeutics, Inc.*,1	18,978	715,660
Arena Pharmaceuticals, Inc.*	11,667	872,575
Argenx SE, ADR*	3,047	799,898
Atreca, Inc., Class A*,1	35,280	492,862
Avrobio, Inc.*	30,807	401,107
Bridgebio Pharma, Inc.*,1	21,852	819,887
CareDx, Inc.*	42,865	1,626,298
Castle Biosciences, Inc.*	29,426	1,513,968
CRISPR Therapeutics AG*,1	8,300	694,212
Dicerna Pharmaceuticals, Inc.*	33,517	602,971
Fate Therapeutics, Inc.*	22,447	897,207
IGM Biosciences, Inc.*	10,550	778,696
Immunomedics, Inc.*	18,236	1,550,607
Iovance Biotherapeutics, Inc.*	18,677	614,847
Magenta Therapeutics, Inc.*,1	71,969	489,389
MeiraGTx Holdings PLC*	44,317	586,757
PMV Pharmaceuticals, Inc.*	44,729	1,587,880
Poseida Therapeutics, Inc.*	33,635	298,342
Prelude Therapeutics, Inc.*	22,715	684,403
Relay Therapeutics, Inc.*	30,299	1,290,434
Repare Therapeutics, Inc.*	22,829	702,448
Sage Therapeutics, Inc.*	17,661	1,079,440
Taysha Gene Therapies, Inc.*,1	25,528	571,827
Twist Bioscience Corp.*	13,900	1,055,983
Vir Biotechnology, Inc.*,1	15,317	525,833
Xencor, Inc.*,1	21,269	825,025
Xenon Pharmaceuticals, Inc.*	44,671	494,508

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Zymeworks, Inc.*	18,212	848,315
		24,428,775
Building products—0.3%
AZEK Co., Inc./The*	12,900	449,049

Chemicals—0.5%
Ingevity Corp.*	14,138	698,983

Commercial services & supplies—2.7%
Casella Waste Systems, Inc., Class A*	29,962	1,673,378
IAA, Inc.*	36,235	1,886,756
		3,560,134
Construction & engineering—1.1%
MasTec, Inc.*,1	34,007	1,435,095

Distributors—1.3%
Pool Corp.	5,227	1,748,641

Diversified consumer services—1.8%
Chegg, Inc.*	34,042	2,431,960

Diversified telecommunication services—0.9%
Vonage Holdings Corp.*	113,670	1,162,844

Electrical equipment—3.7%
Generac Holdings, Inc.*	17,194	3,329,446
Regal Beloit Corp.	17,021	1,597,761
		4,927,207
Entertainment—0.7%
Glu Mobile, Inc.*	118,921	912,719

Equity real estate investment trusts—1.8%
QTS Realty Trust, Inc., Class A	29,364	1,850,519
Ryman Hospitality Properties, Inc.	14,958	550,455
		2,400,974

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—4.1%
BJ's Wholesale Club Holdings, Inc.*	39,427	1,638,192
Grocery Outlet Holding Corp.*	49,852	1,960,181
Performance Food Group Co.*	54,465	1,885,578
		5,483,951
Food products—2.2%
Vital Farms, Inc.*	71,457	2,896,152

Health care equipment & supplies—5.7%
AtriCure, Inc.*	31,789	1,268,381
Outset Medical, Inc.*	2,818	140,900
Silk Road Medical, Inc.*	34,524	2,320,358
Staar Surgical Co.*	36,077	2,040,515
Tandem Diabetes Care, Inc.*	15,562	1,766,287
		7,536,441
Health care providers & services—1.7%
LHC Group, Inc.*	10,763	2,287,783

Health care technology—4.0%
Inspire Medical Systems, Inc.*	18,678	2,410,396
Livongo Health, Inc.*	13,966	1,955,938
Tabula Rasa HealthCare, Inc.*,1	23,815	970,938
		5,337,272
Hotels, restaurants & leisure—3.7%
Churchill Downs, Inc.	11,012	1,803,986
Planet Fitness, Inc., Class A*	16,277	1,002,989
Wendy's Co./The	57,540	1,282,854
Wingstop, Inc.	5,558	759,501
		4,849,330
Household durables—1.7%
TopBuild Corp.*	13,080	2,232,625

Insurance—0.4%
Selectquote, Inc.*,1	25,263	511,576

Internet & direct marketing retail—0.7%
Magnite, Inc.*,1	127,580	886,043

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—1.8%
Shift4 Payments, Inc., Class A*	17,901	865,693
Wix.com Ltd.*	5,912	1,506,673
		2,372,366
Life sciences tools & services—6.2%
Adaptive Biotechnologies Corp.*	17,618	856,763
Medpace Holdings, Inc.*	15,681	1,752,352
NanoString Technologies, Inc.*	51,471	2,300,754
NeoGenomics, Inc.*	43,019	1,586,971
Repligen Corp.*	11,480	1,693,759
		8,190,599
Machinery—3.8%
Altra Industrial Motion Corp.	40,026	1,479,761
Astec Industries, Inc.	32,771	1,777,827
Chart Industries, Inc.*	26,283	1,846,906
		5,104,494
Multiline retail—1.0%
Ollie's Bargain Outlet Holdings, Inc.*	14,328	1,251,551

Paper & forest products—1.2%
Boise Cascade Co.	40,774	1,627,698

Road & rail—1.2%
Werner Enterprises, Inc.	36,730	1,542,293

Semiconductors & semiconductor equipment—6.0%
Brooks Automation, Inc.	32,915	1,522,648
Enphase Energy, Inc.*	22,758	1,879,583
Lattice Semiconductor Corp.*	42,346	1,226,340
Monolithic Power Systems, Inc.	5,762	1,611,113
Universal Display Corp.	9,736	1,759,685
		7,999,369
Software—10.0%
Alteryx, Inc., Class A*,1	10,664	1,210,897
Avalara, Inc.*	12,881	1,640,266
Cloudflare, Inc., Class A*	44,943	1,845,360
Duck Creek Technologies, Inc.*	17,263	784,258
Everbridge, Inc.*,1	12,148	1,527,368

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Software—(concluded)
JFrog Ltd.*	2,553	216,111
LivePerson, Inc.*,1	29,015	1,508,490
Rapid7, Inc.*	27,971	1,712,944
Sumo Logic, Inc.*,1	44,641	973,174
Tenable Holdings, Inc.*	49,285	1,860,509
		13,279,377
Specialty retail—1.9%
National Vision Holdings, Inc.*	50,380	1,926,531
Vroom, Inc.*	11,193	579,574
		2,506,105
Textiles, apparel & luxury goods—1.4%
PVH Corp.	30,568	1,823,075

Thrifts & mortgage finance—0.6%
Essent Group Ltd.	23,044	852,858

Trading companies & distributors—1.5%
Herc Holdings, Inc.*	51,295	2,031,795

Total common stocks (cost—$92,946,371)		128,055,115

Exchange traded funds—1.7%
iShares Russell 2000 Growth ETF[1] (cost—$2,255,938)	9,970	2,208,555

Short-term investments—2.3%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 0.07%[2] (cost—$3,054,746)	3,054,746	3,054,746
Investment of cash collateral from securities loaned—5.6%
Money market funds—5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[2] (cost—$7,507,869)	7,507,869	7,507,869
Total investments (cost—$105,764,924)[3]—106.0%		140,826,285
Liabilities in excess of other assets—(6.0)%		(7,948,062)
Net assets—100.0%		$132,878,223

UBS U.S. Small Cap Growth Fund
Portfolio of investments – September 30, 2020 (unaudited)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's  investments. In the event a Fund  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	128,055,115	—	—	128,055,115
Exchange traded funds	2,208,555	—	—	2,208,555
Short-term investments	—	3,054,746	—	3,054,746
Investment of cash collateral from securities loaned	—	7,507,869	—	7,507,869
Total	130,263,670	10,562,615	—	140,826,285

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at September 30, 2020.
3	Includes $12,510,869 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $7,507,869 and non-cash collateral of $5,364,414.

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—97.9%
Airlines—2.4%
Southwest Airlines Co.	17,482	655,575

Auto components—2.7%
Aptiv PLC	7,963	730,048

Biotechnology—5.3%
AbbVie, Inc.	9,711	850,587
Incyte Corp.*	6,445	578,374
		1,428,961

Building products—1.0%
Trane Technologies PLC	2,299	278,754

Capital markets—2.6%
Ameriprise Financial, Inc.	4,545	700,430

Chemicals—2.7%
Ecolab, Inc.	1,658	331,335
Linde PLC	1,638	390,057
		721,392

Commercial services & supplies—5.1%
Montrose Environmental Group, Inc.*	9,666	230,244
MSA Safety, Inc.	8,399	1,126,894
		1,357,138

Consumer finance—1.8%
Synchrony Financial	18,474	483,465

Distributors—2.5%
LKQ Corp.*	23,737	658,227

Electronic equipment, instruments & components—3.1%
Trimble, Inc.*	16,849	820,546

Entertainment—3.4%
Take-Two Interactive Software, Inc.*	5,479	905,240

Equity real estate investment trusts—3.9%
Prologis, Inc.	10,300	1,036,386

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—3.7%
Costco Wholesale Corp.	2,785	988,675

Health care equipment & supplies—1.5%
Medtronic PLC	3,800	394,896

Health care providers & services—5.8%
Laboratory Corp. of America Holdings*	2,857	537,887
UnitedHealth Group, Inc.	3,267	1,018,553
		1,556,440

Health care technology—0.8%
American Well Corp., Class A*	6,988	207,124

Hotels, restaurants & leisure—4.8%
Starbucks Corp.	11,758	1,010,247
Vail Resorts, Inc.	1,252	267,891
		1,278,138

Household products—2.6%
Procter & Gamble Co./The	4,931	685,360

Insurance—5.2%
Marsh & McLennan Cos., Inc.	7,944	911,177
Prudential Financial, Inc.	7,745	491,962
		1,403,139

IT services—6.8%
LiveRamp Holdings, Inc.*	12,827	664,054
Visa, Inc., A Shares	5,853	1,170,424
		1,834,478

Life sciences tools & services—3.6%
Bio-Rad Laboratories, Inc., Class A*	1,891	974,735

Machinery—2.7%
AGCO Corp.	9,648	716,557

Semiconductors & semiconductor equipment—6.5%
Lam Research Corp.	2,100	696,675
NXP Semiconductors N.V.	6,637	828,364

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
SolarEdge Technologies, Inc.*	963	229,531
		1,754,570

Software—11.2%
Microsoft Corp.	7,869	1,655,087
Salesforce.com, Inc.*	1,198	301,081
VMware, Inc., Class A*,1	7,314	1,050,803
		3,006,971

Specialty retail—2.9%
Best Buy Co., Inc.	6,968	775,469

Technology hardware, storage & peripherals—2.0%
Western Digital Corp.	14,670	536,188

Water utilities—1.3%
American Water Works Co., Inc.	2,314	335,252
Total common stocks (cost—$24,109,379)		26,224,154

Short-term investments—2.4%
Investment companies—2.4%
State Street Institutional U.S. Government Money Market Fund, 0.07%[2] (cost—$649,559)	649,559	649,559
Total investments (cost—$24,758,938)[3]—100.3%		26,873,713
Liabilities in excess of other assets—(0.3)%		(87,919)
Net assets—100.0%		$26,785,794

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market Fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS U.S. Sustainable Equity Fund

Portfolio of investments – September 30, 2020 (unaudited)

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	26,224,154	—	—	26,224,154
Short-term investments	—	649,559	—	649,559
Total	26,224,154	649,559	—	26,873,713

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at September 30, 2020.

3	Includes $43,576 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes non-cash collateral of $44,454.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—101.1%
California—1.8%
California Municipal Finance Authority (Chevron USA - Recovery Zone Bonds) Revenue Bonds
0.090%, due 11/01/35	300,000	300,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7)
0.090%, due 09/02/32	300,000	300,000
State of California, GO Bonds
5.000%, due 03/01/35	1,000,000	1,315,100
Series A3,
0.100%, due 05/01/34	300,000	300,000
		2,215,100
Connecticut—6.0%
State of Connecticut Special Tax Revenue, Transportation Infrastructure Revenue Bonds, Series A,
5.000%, due 01/01/30	1,665,000	2,094,320
State of Connecticut, GO Bonds,
Series A,
5.000%, due 04/15/25	1,250,000	1,494,875
Series C,
5.000%, due 06/15/23	1,000,000	1,126,740
Series F,
5.000%, due 09/15/25	2,140,000	2,593,616
		7,309,551
District of Columbia—1.6%
District of Columbia Revenue Bonds,
Series A,
5.000%, due 03/01/31	1,465,000	1,958,837

Florida—10.0%
Central Florida Expressway Authority, Senior Lien Revenue Bonds,
Series B,
5.000%, due 07/01/34	1,000,000	1,205,660
Miami-Dade County Revenue Bonds
5.000%, due 10/01/26	1,000,000	1,236,870
Miami-Dade County, Transit System Revenue Bonds,
Series A,
5.000%, due 07/01/43	1,000,000	1,295,850
School Board of St. Lucie County, Sales Tax Revenue Bonds, AGM
5.000%, due 10/01/26	1,020,000	1,237,392
School Board of Volusia County, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,150,960

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Florida—(concluded)
School District of Broward County, COP,
Series B,
5.000%, due 07/01/30	2,000,000	2,356,800
School District of Palm Beach County, COP,
Series B,
5.000%, due 08/01/31	1,000,000	1,197,810
South Florida Water Management District, COP
5.000%, due 10/01/34	1,000,000	1,191,370
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	1,000,000	1,179,760
		12,052,472
Georgia—1.6%
Brookhaven Development Authority, Children's Healthcare of Atlanta Revenue Bonds,
Series A,
5.000%, due 07/01/29	1,500,000	1,992,285

Illinois—6.8%
Chicago O’Hare International Airport Revenue Bonds,
Series B,
5.000%, due 01/01/30	1,000,000	1,163,500
Series B,
5.000%, due 01/01/31	1,050,000	1,218,357
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/26	1,500,000	1,826,145
Illinois Finance Authority, Clean Water Initiative Revolving Fund Revenue Bonds
5.000%, due 07/01/37	1,000,000	1,292,620
Illinois State Toll Highway Authority Revenue Bonds,
Series B,
5.000%, due 01/01/27	1,000,000	1,238,180
Railsplitter Tobacco Settlement Authority Revenue Bonds
5.000%, due 06/01/25	1,235,000	1,471,774
		8,210,576
Maryland—4.5%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds,
Series B,
5.000%, due 10/01/38	1,000,000	1,305,980
Montgomery County, GO Bonds,
Series E,
0.120%, due 11/01/37	1,500,000	1,500,000

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Maryland—(concluded)
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	1,000,000	1,347,760
Washington Suburban Sanitary Commission, Consolidated Public Improvement Revenue Bonds
5.000%, due 06/01/29	1,000,000	1,314,760
		5,468,500
Massachusetts—6.9%
The Commonwealth of Massachusetts, GO Bonds,
Series 2020,
5.000%, due 07/01/45	4,000,000	5,154,480
Series A,
5.000%, due 01/01/40	1,500,000	1,856,520
Series B,
5.000%, due 07/01/36	1,000,000	1,280,290
		8,291,290
Michigan—2.9%
Michigan Finance Authority, Trinity Health Credit Group, Hospital Revenue Bonds,
Series A,
5.000%, due 12/01/35	1,000,000	1,225,670
Michigan State Building Authority Revenue Bonds,
Series I,
5.000%, due 10/15/29	1,800,000	2,236,914
		3,462,584
Minnesota—3.8%
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/33	1,350,000	1,786,401
Series A,
5.000%, due 08/01/33	1,080,000	1,466,489
Series A,
5.000%, due 08/01/36	1,000,000	1,308,150
		4,561,040
Missouri—0.8%
Missouri State Health & Educational Facilities Authority Educational Facilities (Washington University) Revenue Bonds,
Series B,
0.130%, due 03/01/40	700,000	700,000

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) Revenue Bonds,
Series B,
0.100%, due 09/01/30	300,000	300,000
		1,000,000
Nevada—1.9%
County of Clark Department of Aviation, Las Vegas-McCarran International Airport Revenue Bonds,
Series C,
5.000%, due 07/01/27	1,815,000	2,254,411

New Jersey—3.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series AA,
5.000%, due 06/15/27	1,500,000	1,619,745
New Jersey Turnpike Authority Revenue Bonds,
Series A, 5.000%, due 01/01/27	1,000,000	1,150,320
Series E,
5.000%, due 01/01/34	860,000	989,396
		3,759,461
New York—18.0%
City of New York, GO Bonds,
Series B-1,
5.000%, due 10/01/42	1,200,000	1,462,488
Subseries F-1,
5.000%, due 04/01/40	1,000,000	1,196,910
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds,
Series A-1,
0.110%, due 11/01/31	500,000	500,000
Metropolitan Transportation Authority Revenue Bonds,
Subseries B-2A,
5.000%, due 05/15/21	1,060,000	1,073,992
New York City Municipal Water Finance Authority, Water & Sewer System Revenue Bonds,
Series EE,
5.000%, due 06/15/33	1,000,000	1,244,570
Series EE,
5.000%, due 06/15/40	1,000,000	1,233,410
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series DD-2,
0.130%, due 06/15/43	500,000	500,000

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
Series EE2,
5.000%, due 06/15/40	1,200,000	1,520,064
Series FF,
5.000%, due 06/15/39	2,000,000	2,497,180
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Series A-2,
5.000%, due 08/01/38	1,000,000	1,225,960
Series A-4,
0.130%, due 08/01/43	100,000	100,000
Series E-4,
0.130%, due 02/01/45	400,000	400,000
New York State Dormitory Authority, State Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/43	1,500,000	1,816,275
New York State Urban Development Corp., Sales Tax Revenue Bonds,
Series A,
5.000%, due 03/15/41	4,060,000	5,090,225
New York State Urban Development Corp., State Personal Income Tax Revenue Bonds,
Series A,
5.000%, due 03/15/36	1,500,000	1,859,970
		21,721,044
Ohio—1.3%
State of Ohio, GO Bonds,
Series A
5.000%, due 06/15/30	1,110,000	1,527,649

Oregon—1.5%
Tri-County Metropolitan Transportation District of Oregon Revenue Bonds,
Series A,
5.000%, due 09/01/43	1,500,000	1,837,110

Pennsylvania—5.4%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/24	1,625,000	1,884,659
Pennsylvania Turnpike Commission Revenue Bonds,
2nd Series,
5.000%, due 12/01/30	1,750,000	2,145,535
Series 2017-3,
5.000%, due 12/01/28	1,000,000	1,237,740

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Series A-2,
5.000%, due 12/01/28	1,000,000	1,265,680
		6,533,614
South Carolina—2.0%
South Carolina Public Service Authority (Escrowed to Maturity) Revenue Bonds,
Series B,
5.000%, due 12/01/20[1]	555,000	559,373
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/26	1,010,000	1,197,830
South Carolina Public Service Authority-Unrefunded Balance Revenue Bonds,
Series B,
5.000%, due 12/01/20	690,000	695,051
		2,452,254
Texas—16.8%
County of Williamson TX, GO Bonds
5.000%, due 02/15/29	1,000,000	1,333,840
Dallas and Fort Worth International Airport Revenue Bonds,
Series A,
5.000%, due 11/01/29	1,100,000	1,447,446
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,
0.140%, due 12/01/41	5,400,000	5,400,000
Series A-2,
0.140%, due 12/01/41	700,000	700,000
Lower Colorado River Authority LCRA Transmission Services Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,299,060
North Texas Tollway Authority Revenue Bonds,
Series A,
5.000%, due 01/01/27	3,030,000	3,450,625
North Texas Tollway Authority Second Tier Revenue Bonds,
Series B,
5.000%, due 01/01/29	1,140,000	1,475,422
State of Texas, Transitional Revenue Bonds
4.000%, due 08/26/21	3,840,000	3,971,558

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Texas—(concluded)
The University of Texas System Revenue Bonds,
Series A,
5.000%, due 08/15/38	1,000,000	1,294,660
		20,372,611
Virginia—1.1%
County of Fairfax VA, GO Bonds,
Series A,
5.000%, due 10/01/29	1,000,000	1,275,320

Washington—3.3%
State of Washington, GO Bonds,
Series A,
5.000%, due 08/01/33	1,340,000	1,804,766
Series D,
5.000%, due 06/01/38	1,725,000	2,243,707
		4,048,473
Total municipal bonds (cost—$117,022,383)		122,304,182

	Number of shares
Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 0.07%[2] (cost—$228,095)	228,095	228,095
Total investments (cost—$117,250,478)—101.3%		122,532,277
Liabilities in excess of other assets—(1.3)%		(1,568,895)
Net assets—100.0%		$120,963,382

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's investments. In the event a Fund holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Municipal Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	122,304,182	—	122,304,182
Short-term investments	—	228,095	—	228,095
Total	—	122,532,277	—	122,532,277

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
2	Rates shown reflect yield at September 30, 2020.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—97.6%
Supranationals—97.6%
African Development Bank
0.750%, due 04/03/23	200,000	202,437
(Series GDIF),
1.250%, due 07/26/21	500,000	504,194
3.000%, due 09/20/23	500,000	540,033
Agence Francaise de Developpement, EMTN
2.750%, due 03/22/21[1]	800,000	809,200
2.750%, due 01/22/22[1]	200,000	206,159
Asian Development Bank, GMTN
1.750%, due 09/19/29	500,000	538,841
1.875%, due 01/24/30	450,000	491,076
2.500%, due 11/02/27	100,000	112,621
2.750%, due 01/19/28	240,000	275,561
3.125%, due 09/26/28	400,000	474,737
Asian Infrastructure Investment Bank/The
0.500%, due 05/28/25	450,000	450,495
2.250%, due 05/16/24	1,400,000	1,495,339
Corp. Andina de Fomento
2.125%, due 09/27/21	125,000	126,564
4.375%, due 06/15/22	300,000	316,878
Council Of Europe Development Bank
1.375%, due 02/27/25	400,000	416,372
2.500%, due 02/27/24	650,000	696,861
European Bank for Reconstruction & Development
0.500%, due 05/19/25	400,000	400,435
1.625%, due 09/27/24	100,000	105,021
European Bank for Reconstruction & Development, GMTN
1.500%, due 02/13/25	750,000	780,627
2.750%, due 03/07/23	550,000	583,068
European Investment Bank
0.625%, due 07/25/25	100,000	100,923
1.875%, due 02/10/25	1,200,000	1,277,657
2.625%, due 03/15/24[2]	425,000	458,985
IDB Trust Services Ltd.
2.843%, due 04/25/24[1]	400,000	427,619
3.389%, due 09/26/23[1]	800,000	862,202
IDB Trust Services Ltd., EMTN
2.393%, due 04/12/22[1]	200,000	205,240
Inter-American Development Bank
0.625%, due 07/15/25	150,000	151,335
0.625%, due 09/16/27	150,000	149,879
0.875%, due 04/03/25	400,000	408,003

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Supranationals—(concluded)
2.000%, due 07/23/26	450,000	486,514
2.125%, due 01/15/25	500,000	536,385
2.250%, due 06/18/29	2,942,000	3,294,929
2.375%, due 07/07/27	1,135,000	1,263,804
3.125%, due 09/18/28	1,700,000	2,012,803
Inter-American Development Bank, GMTN
1.750%, due 03/14/25	850,000	899,946
2.000%, due 06/02/26	950,000	1,026,646
Inter-American Investment Corp.
1.750%, due 10/02/24[1]	700,000	733,525
International Bank for Reconstruction & Development
0.750%, due 08/26/30	1,650,000	1,633,190
0.875%, due 05/14/30	1,900,000	1,902,777
(Series GDIF),
1.750%, due 10/23/29	2,060,000	2,226,695
(Series GDIF),
1.875%, due 10/27/26	1,550,000	1,674,984
(Series GDIF),
2.500%, due 07/29/25	550,000	604,401
(Series GDIF),
2.500%, due 11/22/27	1,893,000	2,137,367
International Development Association
(Series GDIF),
0.750%, due 06/10/27[1]	650,000	653,427
2.750%, due 04/24/23[1]	825,000	876,251
International Finance Corp.
0.750%, due 08/27/30	350,000	346,497
International Finance Corp., GMTN
0.375%, due 07/16/25	400,000	399,436
1.375%, due 10/16/24	400,000	416,422
2.125%, due 04/07/26	775,000	843,270
Kreditanstalt fuer Wiederaufbau
0.750%, due 09/30/30	350,000	347,216
2.000%, due 05/02/25[2]	600,000	643,846
2.875%, due 04/03/28	784,000	912,041
Nordic Investment Bank
2.250%, due 05/21/24	200,000	213,900
2.875%, due 07/19/23[2]	1,350,000	1,447,735

Total corporate bonds (cost—$39,076,847)		41,102,369

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Number of shares	Value ($)
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 0.07%[3] (cost—$460,206)	460,206	460,206

Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[3] (cost—$1,013,745)	1,013,745	1,013,745
Total investments (cost—$40,550,798)[4]—101.1%		42,576,320
Liabilities in excess of other assets—(1.1)%		(444,742)
Net assets—100.0%		$42,131,578

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's  investments. In the event a Fund  holds investments (other than a money market fund) for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	41,102,369	—	41,102,369
Short-term investments	—	460,206	—	460,206
Investment of cash collateral from securities loaned	—	1,013,745	—	1,013,745
Total	—	42,576,320	—	42,576,320

At September 30, 2020, there were no transfers in or out of Level 3.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

Portfolio footnotes

1	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
2	Security, or portion thereof, was on loan at the period end.
3	Rates shown reflect yield at September 30, 2020.
4	Includes $991,518 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,013,745.

Industry diversification – September 30, 2020 (unaudited)1

Corporate bonds	Percentage of net assets
Agriculture	0.1%
Airlines	0.3
Auto manufacturers	0.5
Banks	10.7
Beverages	0.5
Biotechnology	1.0
Chemicals	1.6
Commercial services	0.6
Computers	0.7
Diversified financial services	2.6
Electric	2.4
Food	0.3
Healthcare-products	0.1
Insurance	1.8
Internet	0.4
Lodging	0.5
Media	1.5
Mining	0.2
Miscellaneous manufacturers	1.0
Oil & gas	2.4
Pharmaceuticals	1.2
Pipelines	1.8
Real estate investment trust	0.6
Retail	0.5
Semiconductors	1.1
Software	1.6
Telecommunications	1.9
Transportation	0.3
Total Corporate bonds	38.2%
Asset-backed securities	15.5
Mortgage-backed securities	15.9
Municipal bonds	1.6
Non-U.S. government agency obligations	2.4
U.S. government agency obligations	18.0
U.S. Treasury obligations	6.8
Short-term investments	9.1
Investment of cash collateral from securities loaned	0.8
Option purchased	0.0 †
Total investments	108.3%
Liabilities in excess of other assets	(8.3)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The Fund’s portfolio is actively managed and its composition will vary over time.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)[1]	Value ($)
Asset-backed securities—15.5%
United States—15.5%
American Credit Acceptance Receivables Trust,
Series 2018-1, Class C,
3.550%, due 04/10/24[2]	116,225	116,409
Series 2018-1, Class D,
3.930%, due 04/10/24[2]	100,000	101,908
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	100,000	105,179
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[2]	150,000	151,025
CPS Auto Receivables Trust,
Series 2019-B, Class B,
3.090%, due 04/17/23[2]	50,000	50,495
CPS Auto Trust,
Series 2018-C, Class D,
4.400%, due 06/17/24[2]	150,000	155,301
Dell Equipment Finance Trust,
Series 2018-1, Class D,
3.850%, due 06/24/24[2]	120,000	122,191
Series 2020-2, Class D,
1.920%, due 03/23/26[2]	150,000	149,954
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	38,695	39,174
Series 2018-1, Class D,
3.810%, due 05/15/24	202,011	206,522
Series 2018-2, Class D,
4.140%, due 08/15/24	200,000	207,662
Series 2018-3, Class D,
4.300%, due 09/16/24	300,000	313,394
Series 2018-4, Class D,
4.090%, due 01/15/26	150,000	156,656
DT Auto Owner Trust,
Series 2018-1A, Class D,
3.810%, due 12/15/23[2]	100,000	101,824
Series 2018-3A, Class B,
3.560%, due 09/15/22[2]	55,635	55,893
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[2]	100,000	102,978
Series 2018-2A, Class C,
3.690%, due 03/15/23[2]	254,251	256,312

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
United States—(continued)
Flagship Credit Auto Trust,
Series 2016-3, Class C,
2.720%, due 07/15/22[2]	22,736	22,782
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[2]	200,000	204,258
Series 2020-1A, Class D,
2.260%, due 02/20/30[2]	200,000	201,090
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.401%, due 03/17/37[2,3]	100,000	100,062
Series 2018-SFR2, Class D,
1 mo. USD LIBOR + 1.450%,
1.602%, due 06/17/37[2,3]	150,000	149,719
New Residential Advance Receivables Trust Advance Receivables Backed,
Series 2019-T5, Class AT5,
2.425%, due 10/15/51[2]	300,000	298,752
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class C,
3.850%, due 10/14/25[2]	300,000	307,853
OneMain Financial Issuance Trust,
Series 2020-2A, Class A,
2.620%, due 09/14/35[2]	100,000	100,729
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	150,000	151,799
PSNH Funding LLC,
Series 2018-1, Class A3,
3.814%, due 02/01/35	175,000	208,657
Santander Consumer Auto Receivables Trust,
Series 2020-BA, Class B,
0.770%, due 12/15/25[2]	275,000	275,670
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	94,745	96,233
Series 2017-3, Class D,
3.200%, due 11/15/23	225,000	230,150
Series 2018-4, Class D,
3.980%, due 12/15/25	225,000	235,763
Sofi Consumer Loan Program Trust,
Series 2017-6, Class B,
3.520%, due 11/25/26[2]	225,000	230,660
Series 2018-1, Class B,
3.650%, due 02/25/27[2]	100,000	102,791

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
United States—(concluded)
Series 2018-2, Class A2,
3.350%, due 04/26/27[2]	52,812	53,087
Series 2018-2, Class B,
3.790%, due 04/26/27[2]	125,000	128,190
Series 2018-3, Class B,
4.020%, due 08/25/27[2]	125,000	126,984
Tesla Auto Lease Trust,
Series 2020-A, Class B,
1.180%, due 01/22/24[2]	100,000	100,584
Series 2020-A, Class D,
2.330%, due 02/20/24[2]	100,000	101,487
Total asset-backed securities (cost—$5,686,427)		5,820,177

Corporate bonds—38.2%
Belgium—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	204,532

Brazil—0.8%
Petrobras Global Finance BV
7.375%, due 01/17/27	250,000	295,150

British Virgin Islands—0.5%
Fortune Star BVI Ltd.
6.875%, due 01/31/21[4]	200,000	201,100

Canada—0.9%
Cenovus Energy, Inc.
5.400%, due 06/15/47	80,000	67,476
NOVA Chemicals Corp.
5.250%, due 08/01/23[2]	210,000	206,850
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	78,336
		352,662
Colombia—0.2%
Ecopetrol SA
5.375%, due 06/26/26	70,000	77,055

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Germany—0.4%
Deutsche Bank AG
4.250%, due 02/04/21	150,000	151,592

Israel—0.2%
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	57,000	56,679

Luxembourg—0.5%
INEOS Group Holdings SA
5.625%, due 08/01/24[2,5]	200,000	202,042

Netherlands—0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[2]	65,000	72,821

Peru—0.2%
Southern Copper Corp.
6.750%, due 04/16/40[5]	40,000	57,537

United Kingdom—2.4%
Barclays PLC
4.836%, due 05/09/28	200,000	214,821
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	135,609
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	220,018
Natwest Group PLC
3.875%, due 09/12/23	250,000	268,490
Reynolds American, Inc.
7.250%, due 06/15/37	35,000	46,117
		885,055
United States—31.4%
Abbott Laboratories
3.750%, due 11/30/26	45,000	52,204
ADT Security Corp./The
3.500%, due 07/15/22	140,000	142,100
AEP Texas, Inc.,
Series E,
6.650%, due 02/15/33	50,000	69,066
Series G,
4.150%, due 05/01/49	50,000	59,910

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Alabama Power Co.
6.000%, due 03/01/39	100,000	145,488
Allstate Corp./The,
Series B,
(fixed, converts to FRN on 08/15/23),
5.750%, due 08/15/53	25,000	25,969
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	103,750
4.625%, due 05/19/22	100,000	105,045
American International Group, Inc.
2.500%, due 06/30/25	50,000	53,435
Amgen, Inc.
4.663%, due 06/15/51	50,000	65,154
Aon PLC
4.750%, due 05/15/45	50,000	65,003
Apple, Inc.
4.650%, due 02/23/46	100,000	139,248
AT&T, Inc.
4.300%, due 02/15/30	316,000	374,128
Bank of America Corp.
5.700%, due 01/24/22	350,000	374,163
6.110%, due 01/29/37	125,000	176,357
Bank of America Corp. MTN
4.200%, due 08/26/24	150,000	167,018
Bank of New York Mellon Corp./The, MTN
1.600%, due 04/24/25	100,000	103,815
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	100,000	127,226
Biogen, Inc.
4.050%, due 09/15/25	100,000	114,109
5.200%, due 09/15/45	50,000	65,934
Boston Properties LP, REIT
2.750%, due 10/01/26	210,000	224,948
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	54,912
Bristol-Myers Squibb Co.
3.200%, due 06/15/26	150,000	169,080
4.125%, due 06/15/39	50,000	62,820
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	30,000	31,997
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	50,000	68,731

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Burlington Resources LLC
7.200%, due 08/15/31	100,000	144,302
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	150,000	156,375
Citigroup, Inc.
4.125%, due 07/25/28	50,000	57,476
5.500%, due 09/13/25	300,000	354,787
6.675%, due 09/13/43	25,000	38,395
Comcast Corp.
3.969%, due 11/01/47	88,000	104,236
4.600%, due 10/15/38	50,000	63,658
4.700%, due 10/15/48	50,000	66,168
CVS Health Corp.
4.300%, due 03/25/28	120,000	140,378
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[2]	25,000	25,591
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	100,000	109,782
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	100,000	126,212
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	119,975
Eaton Corp.
2.750%, due 11/02/22	190,000	199,109
Energy Transfer Operating LP
5.500%, due 06/01/27	50,000	54,531
Enterprise Products Operating LLC
2.850%, due 04/15/21[5]	105,000	106,169
EOG Resources, Inc.
3.900%, due 04/01/35	50,000	55,972
Exelon Corp.
3.400%, due 04/15/26	150,000	167,910
4.450%, due 04/15/46	50,000	60,608
Fiserv, Inc.
3.200%, due 07/01/26	60,000	66,647
4.400%, due 07/01/49	50,000	62,374
Fox Corp.
3.050%, due 04/07/25	25,000	27,370
5.576%, due 01/25/49	50,000	69,090
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	200,448
3.373%, due 11/15/25	200,000	213,287

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
General Electric Co.,
Series D,
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[6]	99,000	78,880
General Motors Co.
6.600%, due 04/01/36	170,000	206,635
Gilead Sciences, Inc.
3.650%, due 03/01/26	75,000	84,684
4.750%, due 03/01/46	50,000	64,648
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	80,000	103,943
5.750%, due 01/24/22	305,000	325,567
Home Depot, Inc./The
2.125%, due 09/15/26	100,000	107,678
Illinois Tool Works, Inc.
2.650%, due 11/15/26	80,000	88,695
International Lease Finance Corp.
5.875%, due 08/15/22	120,000	128,399
JPMorgan Chase & Co.
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	150,000	168,632
3.875%, due 09/10/24	350,000	387,131
Series I,
3 mo. USD LIBOR + 3.470%,
3.738%, due 10/30/20[3,6]	97,000	92,864
Kinder Morgan, Inc.
4.300%, due 03/01/28	100,000	113,689
5.550%, due 06/01/45	40,000	47,547
Kroger Co./The
6.900%, due 04/15/38	25,000	36,640
Liberty Mutual Group, Inc.
4.250%, due 06/15/23[2]	45,000	49,190
4.569%, due 02/01/29[2]	155,000	187,339
LYB International Finance BV
4.875%, due 03/15/44	50,000	59,135
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	72,931
McDonald's Corp. MTN
4.875%, due 12/09/45	75,000	97,176
MetLife, Inc.
6.400%, due 12/15/36	110,000	136,712
Microsoft Corp.
2.375%, due 02/12/22	250,000	256,496

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
2.525%, due 06/01/50	60,000	62,591
Morgan Stanley
4.300%, due 01/27/45	50,000	63,359
4.875%, due 11/01/22	350,000	378,377
Morgan Stanley, GMTN
4.350%, due 09/08/26	140,000	161,819
MPLX LP
4.875%, due 06/01/25	70,000	79,345
Nabors Industries, Inc.
4.625%, due 09/15/21	150,000	118,080
Netflix, Inc.
5.500%, due 02/15/22	140,000	146,650
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	50,000	59,609
Oracle Corp.
2.800%, due 04/01/27	100,000	109,712
4.000%, due 11/15/47	50,000	59,146
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	50,000	75,496
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	67,238
Quicken Loans LLC
5.750%, due 05/01/25[2]	110,000	113,245
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	200,000	225,024
Seagate HDD Cayman
5.750%, due 12/01/34[5]	80,000	90,833
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	27,000	27,487
Smithfield Foods, Inc.
3.350%, due 02/01/22[2]	80,000	80,844
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	50,000	47,129
Synchrony Financial
4.500%, due 07/23/25	90,000	99,331
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	60,000	70,133
Texas Instruments, Inc.
1.850%, due 05/15/22	220,000	225,428
Union Pacific Corp.
4.050%, due 11/15/45	40,000	47,645

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Verizon Communications, Inc.
5.250%, due 03/16/37	190,000	262,723
Virginia Electric and Power Co.
4.600%, due 12/01/48	50,000	68,113
Walt Disney Co./The
4.950%, due 10/15/45	50,000	64,580
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27	70,000	75,982
Yale University,
Series 2020,
1.482%, due 04/15/30	100,000	101,121
		11,808,111
Total corporate bonds (cost—$13,393,999)		14,364,336

Mortgage-backed securities—15.9%
United States—15.9%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[2,7]	133,079	134,746
Series 2020-4, Class A1,
1.469%, due 06/25/65[2,7]	189,462	190,119
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[2,7]	77,548	79,170
Series 2019-4, Class A1,
2.993%, due 07/26/49[2,7]	166,730	169,016
Angel Oak Mortgage Trust LLC,
Series 2020-5, Class A1,
1.373%, due 05/25/65[2,7]	120,364	120,429
BANK,
Series 2018-BN15, Class A4,
4.407%, due 11/15/61[7]	150,000	180,089
BBCMS Trust,
Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	152,119
BENCHMARK Mortgage Trust,
Series 2018-B5, Class A3,
3.944%, due 07/15/51	100,000	117,250
Series 2019-B10, Class C,
3.750%, due 03/15/62	200,000	197,141

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
CHT Mortgage Trust,
Series 2017-CSMO, Class E,
1 mo. USD LIBOR + 3.000%,
3.152%, due 11/15/36[2,3]	475,000	444,028
COLT Mortgage Loan Trust,
Series 2020-2, Class A1,
1.853%, due 03/25/65[2,7]	86,874	87,508
Series 2020-3, Class A1,
1.506%, due 04/27/65[2,7]	93,743	94,215
CSMC Trust,
Series 2020-NQM1, Class A1,
1.208%, due 05/25/65[2,8]	225,000	224,996
Deephaven Residential Mortgage Trust,
Series 2018-3A, Class A1,
3.789%, due 08/25/58[2,7]	98,969	99,279
FREMF Mortgage Trust,
Series 2017-K64, Class B,
4.117%, due 05/25/50[2,7]	50,000	56,077
GB Trust,
Series 2020-FLIX, Class C,
1 mo. USD LIBOR + 1.600%,
1.752%, due 08/15/37[2,3]	125,000	125,305
GS Mortgage Securities Trust,
Series 2017-GS5, Class B,
4.047%, due 03/10/50[7]	200,000	221,086
GS Mortgage-Backed Securities Trust,
Series 2020-NQM1, Class A1,
1.382%, due 09/27/60[2,7]	120,961	121,226
Hilton USA Trust,
Series 2016-SFP, Class E,
5.519%, due 11/05/35[2]	125,000	123,891
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	200,000	217,218
Series 2015-C30, Class A5,
3.822%, due 07/15/48	170,000	190,855
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.732%, due 05/15/48	100,000	111,576
Series 2015-C24, Class AS,
4.036%, due 05/15/48[7]	75,000	83,121
Series 2016-C32, Class AS,
3.994%, due 12/15/49[7]	273,000	306,848

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
United States—(continued)
Series 2017-C34, Class C,
4.324%, due 11/15/52[7]	100,000	97,035
New Residential Mortgage Loan Trust,
Series 2020-NQM2, Class A1,
1.650%, due 05/24/60[2,7]	95,561	96,032
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[2,7]	142,280	144,973
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,7]	119,051	119,780
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
2.252%, due 03/15/36[2,3]	200,000	183,418
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%,
3.989%, due 06/15/33[2,3]	234,620	223,418
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
1 mo. USD LIBOR + 2.750%,
2.902%, due 11/15/27[2,3]	125,000	7,500
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[2,7]	105,952	107,391
Series 2019-3, Class A1,
2.784%, due 07/25/59[2,8]	112,336	114,549
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,8]	110,851	113,012
Series 2020-4, Class A1,
1.502%, due 05/25/65[2,8]	96,395	96,748
Vista Point Securitization Trust,
Series 2020-1, Class A1,
1.763%, due 03/25/65[2,7,9,10]	93,064	93,548
Series 2020-2, Class A1,
1.475%, due 04/25/65[2,7]	97,189	97,252
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
4.079%, due 12/13/29[2,7]	500,000	495,920

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.996%, due 05/15/51[7]	150,000	145,505
Total mortgage-backed securities (cost—$6,076,185)		5,983,389

Municipal bonds—1.6%
California—1.1%
State of California, GO Bonds
7.300%, due 10/01/39	250,000	410,565

Hawaii—0.2%
State of Hawaii, GO Bonds,
Series FZ,
2.245%, due 08/01/38	75,000	75,399

Texas—0.3%
Texas Transportation Commission, GO Bonds
2.472%, due 10/01/44	100,000	101,720
Total municipal bonds (cost—$536,482)		587,684

Non-U.S. government agency obligations—2.4%
Colombia—0.5%
Colombia Government International Bond
8.125%, due 05/21/24	155,000	187,473

Ecuador—0.3%
Ecuador Government International Bond
11.694%, due 07/31/30[2,11]	10,700	4,976
0.500%, due 07/31/30[2,8]	37,800	25,609
0.500%, due 07/31/35[2,8]	99,060	55,226
0.500%, due 07/31/40[2,8]	45,400	22,814
		108,625
Indonesia—0.4%
Indonesia Government International Bond
6.625%, due 02/17/37[2]	100,000	140,500

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Mexico—0.4%
Mexico Government International Bond, MTN
4.750%, due 03/08/44	150,000	164,625

Panama—0.2%
Panama Government International Bond
3.870%, due 07/23/60	50,000	57,328

Turkey—0.2%
Turkey Government International Bond
6.875%, due 03/17/36	100,000	93,875

Uruguay—0.4%
Uruguay Government International Bond
7.625%, due 03/21/36	100,000	155,531
Total non-U.S. government agency obligations (cost—$870,003)		907,957

U.S. government agency obligations—18.0%
United States—18.0%
FHLMC
3.500%, due 08/01/47	224,014	237,201
3.500%, due 11/01/47	250,298	264,681
4.000%, due 01/01/46	83,988	92,894
4.000%, due 05/01/47	94,375	101,581
4.000%, due 10/01/47	55,082	58,986
4.500%, due 04/01/46	83,665	93,916
FNMA
3.000%, due 02/01/33	177,108	186,035
3.000%, due 02/01/43	57,508	62,431
3.000%, due 05/01/43	66,201	71,463
3.000%, due 07/01/43	85,997	91,873
3.000%, due 09/01/43	123,172	135,012
3.000%, due 05/01/46	108,226	113,760
3.500%, due 04/01/32	72,851	80,586
3.500%, due 06/01/45	93,465	103,068
3.500%, due 06/01/46	161,007	177,952
3.500%, due 11/01/47	298,369	315,452
4.000%, due 09/01/40	97,081	106,476
4.000%, due 03/01/41	31,205	34,365
4.000%, due 12/01/43	143,834	162,777
4.000%, due 02/01/45	101,645	114,773
4.500%, due 02/01/44	20,066	22,981

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
4.500%, due 04/01/44	97,204	111,326
4.500%, due 12/01/44	18,534	20,859
4.500%, due 02/01/45	30,786	34,325
4.500%, due 06/01/46	138,507	158,394
4.500%, due 08/01/46	18,081	20,357
4.500%, due 05/01/47	55,540	61,063
4.500%, due 02/01/49	96,947	105,611
5.500%, due 03/01/33	27,825	32,374
5.500%, due 09/01/34	90,935	103,953
5.500%, due 11/01/34	24,622	28,938
6.000%, due 11/01/28	27,956	31,732
GNMA
6.500%, due 05/15/29	7,163	8,237
GNMA II
3.000%, due 09/20/44	57,730	60,743
3.500%, due 02/20/43	13,827	15,144
4.000%, due 06/20/44	9,686	10,494
4.000%, due 09/20/44	38,103	41,478
4.000%, due 05/20/45	9,573	10,371
5.000%, due 08/20/48	18,569	20,228
GNMA II TBA
2.500%	225,000	236,232
3.000%	400,000	418,813
4.000%	100,000	106,250
UMBS TBA
2.000%	1,175,000	1,214,922
2.500%	850,000	891,504
3.000%	400,000	419,016
Total U.S. government agency obligations (cost—$6,612,211)		6,790,627

U.S. Treasury obligations—6.8%
United States—6.8%
U.S. Treasury Bonds
1.250%, due 05/15/50	105,000	99,504
2.000%, due 02/15/50	35,000	39,588
U.S. Treasury Notes
0.125%, due 04/30/22	375,000	374,956
0.625%, due 05/15/30	565,000	562,970
0.625%, due 08/15/30	825,000	820,230
1.625%, due 08/15/29	200,000	217,688

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
1.750%, due 12/31/24	185,000	196,866
2.375%, due 05/15/29	200,000	230,117
Total U.S. Treasury obligations (cost—$2,503,193)		2,541,919

	Number of shares
Short-term investments—9.1%
Investment companies—9.1%
State Street Institutional U.S. Government Money Market Fund, 0.07%[12] (cost—$3,416,980)	3,416,980	3,416,980

Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[12] (cost—$301,693)	301,693	301,693

	Number of contracts	Notional amount
Option purchased—0.0%†
Call options—0.0%†
U.S. Bond Future Option Futures, strike @ $180.00, expires 10/23/20 (cost—$10,000)	16	2,880,000	3,500
Total investments (cost—$39,407,173)[13]—108.3%			40,718,262
Liabilities in excess of other assets—(8.3)%			(3,109,013)
Net assets—100.0%			$37,609,249

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures buy contracts:
4	USD	U.S. Treasury Note 10 Year Futures	December 2020	558,006	558,125	119
9	USD	U.S. Treasury Note 2 Year Futures	December 2020	1,988,099	1,988,648	549
5	USD	U.S. Treasury Note 5 Year Futures	December 2020	629,851	630,156	305
11	USD	U.S. Ultra Long Treasury Bond Futures	December 2020	2,481,290	2,439,938	(41,352)
8	USD	U.S. Ultra Treasury Note 10 Year Futures	December 2020	1,277,980	1,279,375	1,395
Total				6,935,226	6,896,242	(38,984)

Interest rate futures sell contracts:
2	EUR	German Euro Bund Futures	December 2020	(408,151)	(409,232)	(1,081)
3	GBP	United Kingdom Long Gilt Bond Futures	December 2020	(527,621)	(526,888)	733
Total				(935,772)	(936,120)	(348)
Net unrealized appreciation (depreciation)						(39,332)

Centrally cleared credit default swap agreements on credit indices—buy protection[14]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[15](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 34 Index	USD	1,840	06/20/25	Quarterly	5.000	(7,268)	(92,344)	(99,612)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	THB	12,000,000	USD	383,334	12/17/20	4,670
BOA	EUR	55,000	USD	65,451	12/17/20	856
CITI	AUD	120,000	USD	87,770	12/17/20	1,803
JPMCB	GBP	20,000	USD	25,756	12/17/20	(63)
JPMCB	USD	782,114	INR	58,000,000	12/17/20	(1,855)
Net unrealized appreciation (depreciation)						5,411

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund’s investments. In the event a Fund holds investments (other than a money market fund)  for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	5,820,177	—	5,820,177
Corporate bonds	—	14,364,336	—	14,364,336
Mortgage-backed securities	—	5,983,389	—	5,983,389
Municipal bonds	—	587,684	—	587,684
Non-U.S. government agency obligations	—	907,957	—	907,957
U.S. government agency obligations	—	6,790,627	—	6,790,627
U.S. Treasury obligations	—	2,541,919	—	2,541,919
Short-term investments	—	3,416,980	—	3,416,980
Investment of cash collateral from securities loaned	—	301,693	—	301,693
Option purchased	3,500	—	—	3,500
Futures contracts	3,101	—	—	3,101
Forward foreign currency contracts	—	7,329	—	7,329
Total	6,601	40,722,091	—	40,728,692

Liabilities

Futures contracts	(42,433)	—	—	(42,433)
Swap agreements	—	(92,344)	—	(92,344)
Forward foreign currency contracts	—	(1,918)	—	(1,918)
Total	(42,433)	(94,262)	—	(136,695)

At September 30, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,659,789, represented 25.5% of the Fund's net assets at period end.
3	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Security, or portion thereof, was on loan at the period end.
6	Perpetual investment. Date shown reflects the next call date.

UBS Total Return Bond Fund

Portfolio of investments – September 30, 2020 (unaudited)

7	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
9	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
10	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
11	Rate shown reflects annualized yield at the period end on zero coupon bond.
12	Rates shown reflect yield at September 30, 2020.
13	Includes $356,039 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $59,822 and cash collateral of $301,693.
14	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
15	Payments made or received are based on the notional amount.

September 30, 2020

Portfolio acronyms
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
CDO	Collateralized Debt Obligation
COP	Certificate of Participation
CSI	Credit Suisse International
DAC	Designated Activity Company
EMTN	Euro Medium-Term Notes
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities

Counterparty acronyms
BB	Barclays Bank PLC
BOA	Bank of America NA
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Annual report to shareholders dated June 30, 2020.